                                                            OMB APPROVAL
                                                     OMB Number:       3235-0578
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number      811-09347
                                   ----------------------------

                        Nations Master Investment Trust
               --------------------------------------------------
               (Exact name of registrant as specified in charter)


  One Bank of America Plaza, NC1-002-12-01, Charlotte NC       28255
-----------------------------------------------------------------------------
        (Address of principal executive offices)            (Zip code)


                           Corporation Trust Company
                            Corporation Trust Center
                               1209 Orange Street
                              Wilmington, DE 19801
             ------------------------------------------------------
                    (Name and address of agent for service)


Registrant's telephone number, including area code:   617-585-4225
                                                    ---------------------


Date of fiscal year end:   3/31/05
                        -------------------------

Date of reporting period:  12/31/04
                         ------------------------


         Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

NATIONS FUNDS
NATIONS MARSICO 21ST CENTURY FUND
SCHEDULE OF INVESTMENTS                            DECEMBER 31, 2004 (UNAUDITED)

                                                                    VALUE
  SHARES                                                            (000)
---------                                                          -------
            COMMON STOCKS - 91.4%
            BROADCASTING AND CABLE - 1.5%
  450,590   Lions Gate Entertainment Corporation=                  $ 4,785
                                                                   -------

            CHEMICALS - SPECIALTY - 3.1%
  173,605   Monsanto Company                                         9,644
                                                                   -------

            COMMERCIAL BANKING - 2.5%
  236,491   South Financial Group, Inc.                              7,693
                                                                   -------

            COMMERCIAL SERVICES - 2.2%
   58,633   eBay Inc.=                                               6,818
                                                                   -------

            COMPUTERS AND OFFICE EQUIPMENT - 1.4%
   53,704   Research In Motion Ltd.=                                 4,426
                                                                   -------

            CONSUMER CREDIT AND MORTGAGES - 4.0%
  335,480   Countrywide Financial Corporation                       12,416
                                                                   -------

            DIVERSIFIED ELECTRONICS - 3.9%
   94,117   Harman International Industries, Inc.                   11,953
                                                                   -------

            DIVERSIFIED MANUFACTURING - 1.0%
   52,704   Ceradyne, Inc.= (a)                                      3,015
                                                                   -------

            FINANCE - MISCELLANEOUS - 11.1%
   64,366   Chicago Mercantile Exchange Holdings, Inc.              14,721
  216,047   MarketAxess Holdings, Inc.= (a)                          3,675
   38,266   Moody's Corporation                                      3,323
  285,839   UCBH Holdings Inc.                                      13,097
                                                                   -------
                                                                    34,816
                                                                   -------

            FOOD AND DRUG STORES - 1.7%
   56,502   Whole Foods Market, Inc.                                 5,387
                                                                   -------

            HEALTH SERVICES - 7.7%
  172,252   AMERIGROUP Corporation=                                 13,032
   50,340   Foxhollow Technologies, Inc.= (a)                        1,238
  109,361   UnitedHealth Group Inc.                                  9,627
                                                                   -------
                                                                    23,897
                                                                   -------

            HOUSING AND FURNISHING - 2.5%
   57,015   Toll Brothers, Inc.=                                     3,912
  127,525   WCI Communities, Inc.=                                   3,749
                                                                   -------
                                                                     7,661
                                                                   -------

            INVESTMENT SERVICES - 3.7%
  284,176   Jefferies Group, Inc.                                   11,447
                                                                   -------


            LODGING AND RECREATION - 19.6%
  103,535   Brunswick Corporation                                                 5,125
   44,412   Four Seasons Hotels Inc. (a)                                          3,632
  158,007   Kerzner International Ltd.= (a)                                       9,488
  127,771   Las Vegas Sands Corporation=                                          6,133
  251,243   Royal Caribbean Cruises Ltd. (a)                                     13,678
6,014,512   Shangri-La Asia Ltd.@ (a)                                             8,628
  214,326   Wynn Resorts, Ltd.=                                                  14,343
                                                                               --------
                                                                                 61,027
                                                                               --------

            MEDICAL DEVICES AND SUPPLIES - 2.7%
  294,375   Wright Medical Group, Inc.=                                           8,390
                                                                               --------

            NETWORKING AND TELECOMMUNICATIONS EQUIPMENT - 2.8%
  202,225   QUALCOMM Inc.                                                         8,574
                                                                               --------

            PHARMACEUTICALS - 2.8%
  156,904   Genentech, Inc.=                                                      8,542
                                                                               --------

            PUBLISHING AND ADVERTISING - 2.0%
   88,306   Getty Images, Inc.=                                                   6,080
                                                                               --------

            RAILROADS, TRUCKING AND SHIPPING - 3.0%
   93,544   FedEx Corporation                                                     9,213
                                                                               --------

            REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.7%
  545,530   Government Properties Trust, Inc.                                     5,379
   48,187   Redwood Trust, Inc. (a)                                               2,992
                                                                               --------
                                                                                  8,371
                                                                               --------

            RESTAURANTS - 1.8%
  118,949   Yum! Brands, Inc.                                                     5,612
                                                                               --------

            SOFTWARE - 3.0%
  150,080   Electronic Arts Inc.=                                                 9,257
                                                                               --------

            SPECIALTY STORES - 2.8%
  243,563   PETsMart, Inc.                                                        8,654
                                                                               --------

            TELECOMMUNICATIONS SERVICES - 1.9%
  238,622   Cincinnati Bell Inc.=                                                   990
  291,627   Crown Castle International Corporation=                               4,853
                                                                               --------
                                                                                  5,843
                                                                               --------

            TOTAL COMMON STOCKS
               (Cost $225,698)                                                  283,521
                                                                                -------

PRINCIPAL
  AMOUNT
  (000)
---------
            CONVERTIBLE BONDS AND NOTES - 0.5%
            LODGING AND RECREATION - 0.5%

   $1,363   Kerzner International Limited,
            2.375% 04/15/24 (a)                                                  1,658
                                                                               --------

            TOTAL CONVERTIBLE BONDS AND NOTES                                    1,658
               (Cost $1,402)                                                   --------


  SHARES
  (000)
---------
            AFFILIATED INVESTMENT COMPANIES - 12.5%

   38,774   Nations Cash Reserves, Capital Class Shares#                      38,774
                                                                            --------

            TOTAL AFFILIATED INVESTMENT COMPANIES                             38,774
               (Cost $38,774)                                               --------

            TOTAL INVESTMENTS
               (Cost $265,874*)                                     104.4%   323,953
                                                                            --------

            TOTAL OTHER ASSETS AND LIABILITIES (NET)                (4.4)%   (13,616)
                                                                            --------
               NET ASSETS                                           100.0%  $310,337
                                                                            ========

----------
Securities valuation: Securities, including options and futures contracts, traded on a recognized exchange are generally valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on Nasdaq are generally valued at the Nasdaq official closing price. Securities traded only over-the-counter are generally valued at the mean of the latest bid and asked prices. Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds' prospectus.

*    Cost for federal income tax purposes is $265,874.

Unrealized appreciation and depreciation at December 31, 2004, based on cost of investments for federal income tax purposes was:

 Unrealized     Unrealized    Net Unrealized
Appreciation   Depreciation    Appreciation
------------   ------------   -------------
   60,006          1,927          58,079

=    Non-income producing security.

@ Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

# Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity. The portion that represents cash collateral is $11,866.

(a) All or portion of security was on loan at December 31, 2004. The aggregate cost and market value of securities on loan at December 31, 2004, is $9,547 and $11,456, respectively.

ABBREVIATION:
LTD - Limited

NATIONS FUNDS
NATIONS MARSICO FOCUSED EQUITIES FUND
SCHEDULE OF INVESTMENTS                            DECEMBER 31, 2004 (UNAUDITED)

                                                                     VALUE
  SHARES                                                             (000)
----------                                                         --------
             COMMON STOCKS - 95.9%
             APPAREL AND TEXTILES - 2.4%
   773,999   Nike, Inc., Class B                                   $ 70,194
                                                                   --------

             COMMERCIAL BANKING - 2.5%
 1,528,888   Citigroup Inc.                                          73,662
                                                                   --------

             COMMERCIAL SERVICES - 3.9%
   976,592   eBay Inc.=                                             113,558
                                                                   --------

             COMPUTERS AND OFFICE EQUIPMENT - 3.0%
 2,053,369   Dell Inc.=                                              86,529
                                                                   --------

             CONSUMER CREDIT AND MORTGAGES - 4.6%
 3,637,889   Countrywide Financial Corporation                      134,638
                                                                   --------

             DEPARTMENT AND DISCOUNT STORES - 1.7%
   947,383   Target Corporation                                      49,198
                                                                   --------

             DIVERSIFIED ELECTRONICS - 0.3%
    75,450   Harman International Industries, Inc.                    9,582
                                                                   --------

             DIVERSIFIED MANUFACTURING - 6.1%
 4,903,565   General Electric Company                               178,980
                                                                   --------

             ELECTRIC POWER - NON NUCLEAR - 2.5%
 1,113,287   TXU Corporation                                         71,874
                                                                   --------

             FINANCE - MISCELLANEOUS - 7.2%
   185,676   Chicago Mercantile Exchange Holdings, Inc.              42,464
 3,167,888   SLM Corporation                                        169,134
                                                                   --------
                                                                    211,598
                                                                   --------

             FOOD AND DRUG STORES - 1.0%
   304,712   Whole Foods Market, Inc.                                29,054
                                                                   --------

             HEALTH SERVICES - 9.3%
 3,073,902   UnitedHealth Group Inc.                                270,597
                                                                   --------

             HEAVY MACHINERY - 3.3%
   986,988   Caterpillar Inc.                                        96,241
                                                                   --------

             HOUSEHOLD PRODUCTS - 4.1%
 2,179,670   Procter & Gamble Company                                120,056
                                                                   ---------

             HOUSING AND FURNISHING - 1.8%
   953,996   Lennar Corporation, Class A                              54,072
                                                                   ---------

             INVESTMENT SERVICES - 4.1%
 1,158,529   Goldman Sachs Group, Inc.                               120,533
                                                                   ---------

             LODGING AND RECREATION - 7.0%
   740,564   Four Seasons Hotels Inc.                                 60,571
   710,401   MGM Mirage Inc.                                          51,675
 1,384,339   Wynn Resorts, Ltd.=                                      92,639
                                                                   ---------
                                                                     204,885
                                                                   ---------

             MEDICAL DEVICES AND SUPPLIES - 5.3%
   877,374   Medtronic, Inc.                                          43,579
 1,380,793   Zimmer Holdings, Inc.=                                  110,629
                                                                   ---------
                                                                     154,208
                                                                   ---------

             NETWORKING AND TELECOMMUNICATIONS EQUIPMENT - 4.9%
 3,409,370   QUALCOMM Inc.                                           144,557
                                                                   ---------

             PHARMACEUTICALS - 7.1%
 2,754,702   Genentech, Inc.=                                        149,966
 2,154,567   Pfizer Inc.                                              57,936
                                                                   ---------
                                                                     207,902
                                                                   ---------

             RAILROADS, TRUCKING AND SHIPPING - 3.6%
 1,079,690   FedEx Corporation                                       106,339
                                                                   ---------

             RESTAURANTS - 2.8%
 1,308,529   Starbucks Corporation=                                   81,600
                                                                   ---------

             SOFTWARE - 3.1%
 1,451,896   Electronic Arts Inc.=                                    89,553
                                                                   ---------

             SPECIALTY STORES - 4.3%
 2,187,496   Lowe's Companies, Inc.                                  125,978
                                                                   ---------

             TOTAL COMMON STOCKS
                (Cost $2,007,606)                                  2,805,388
                                                                   ---------

  SHARES
   (000)
----------
             AFFILIATED INVESTMENT COMPANIES - 4.4%
   127,642   Nations Cash Reserves, Capital Class Shares#             127,642
                                                                   ----------

             TOTAL AFFILIATED INVESTMENT COMPANIES                    127,642
                (Cost $127,642)                                    ----------

             TOTAL INVESTMENTS
                (Cost $2,135,248*)                       100.3%     2,933,030
                                                                   ----------

             TOTAL OTHER ASSETS AND LIABILITIES (NET)     (0.3)%       (8,572)
                                                                   ----------
             NET ASSETS                                  100.0%    $2,924,458
                                                                   ==========

----------
Securities valuation: Securities, including options and futures contracts, traded on a recognized exchange are generally valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on Nasdaq are generally valued at the Nasdaq official closing price. Securities traded only over-the-counter are generally valued at the mean of the latest bid and asked prices. Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds' prospectus.

*    Cost for federal income tax purposes is $2,135,248.

Unrealized appreciation and depreciation at December 31, 2004, based on cost of investments for federal income tax purposes was:

 Unrealized     Unrealized    Net Unrealized
Appreciation   Depreciation    Appreciation
------------   ------------   --------------
   802,745         4,963          797,782

=    Non-income producing security.

# Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

ABBREVIATION:
Ltd. - Limited

NATIONS FUNDS
NATIONS MARSICO GROWTH FUND
SCHEDULE OF INVESTMENTS                            DECEMBER 31, 2004 (UNAUDITED)

                                                                     VALUE
  SHARES                                                             (000)
----------                                                         --------
             COMMON STOCKS - 93.5%
             AEROSPACE AND DEFENSE - 1.7%
   210,244   General Dynamics Corporation                          $ 21,992
   180,889   Lockheed Martin Corporation                             10,048
                                                                   --------
                                                                     32,040
                                                                   --------

             APPAREL AND TEXTILES - 1.9%
   405,305   Nike, Inc., Class B                                     36,757
                                                                   --------

             BEVERAGES - 0.6%
   229,658   PepsiCo, Inc.                                           11,988
                                                                   --------

             CHEMICALS - SPECIALTY - 0.5%
   163,475   Monsanto Company                                         9,081
                                                                   --------

             COMMERCIAL BANKING - 3.1%
 1,237,765   Citigroup Inc.                                          59,636
                                                                   --------

             COMMERCIAL SERVICES - 3.7%
   612,285   eBay Inc.=                                              71,197
                                                                   --------

             COMPUTERS AND OFFICE EQUIPMENT - 2.8%
 1,272,439   Dell Inc.=                                              53,621
                                                                   --------

             CONGLOMERATES - 1.6%
   848,200   Tyco International Ltd.                                 30,315
                                                                   --------

             CONSTRUCTION - 0.8%
   142,935   KB HOME                                                 14,922
                                                                   --------

             CONSUMER CREDIT AND MORTGAGES - 3.0%
 1,570,165   Countrywide Financial Corporation                       58,112
                                                                   --------

             DEPARTMENT AND DISCOUNT STORES - 1.3%
   479,669   Target Corporation                                      24,909
                                                                   --------

             DIVERSIFIED MANUFACTURING - 4.8%
 2,534,998   General Electric Company                                92,527
                                                                   --------

             FINANCE - MISCELLANEOUS - 5.3%
   105,944   Chicago Mercantile Exchange Holdings, Inc.              24,229
 1,346,121   SLM Corporation                                         71,870
   155,919   UCBH Holdings Inc.                                       7,144
                                                                   --------
                                                                    103,243
                                                                   --------

             FOOD AND DRUG STORES - 0.8%

   327,391   CVS Corporation                                        14,756
                                                                   -------

             HEALTH SERVICES - 9.7%
   135,964   Pacificare Health Systems Inc.=                         7,685
   221,172   Quest Diagnostics Inc.                                 21,133
 1,731,969   UnitedHealth Group Inc.                               152,464
    80,856   Wellpoint Inc.=                                         9,298
                                                                   -------
                                                                   190,580
                                                                   -------

             HEAVY MACHINERY - 2.8%
   554,485   Caterpillar Inc.                                       54,068
                                                                   -------

             HOUSEHOLD PRODUCTS - 3.0%
 1,043,945   Procter & Gamble Company                               57,500
                                                                   -------

             HOUSING AND FURNISHING - 2.4%
   500,940   Lennar Corporation, Class A                            28,393
   207,075   M.D.C. Holdings, Inc.                                  17,900
                                                                   -------
                                                                    46,293
                                                                   -------

             INSURANCE - 0.3%
    46,114   Aetna Inc.                                              5,753
                                                                   -------

             INVESTMENT SERVICES - 3.4%
   265,292   Goldman Sachs Group, Inc.                              27,601
   636,219   Merrill Lynch & Company, Inc.                          38,027
                                                                   -------
                                                                    65,628
                                                                   -------

             LODGING AND RECREATION - 5.8%
    87,026   Brunswick Corporation                                   4,308
   208,909   Four Seasons Hotels Inc.                               17,087
   121,338   Harley-Davidson, Inc.                                   7,371
   127,556   MGM Mirage Inc.=                                        9,278
   536,954   Royal Caribbean Cruises Ltd. (a)                       29,232
   691,480   Wynn Resorts, Ltd.=                                    46,274
                                                                   -------
                                                                   113,550
                                                                   -------

             MEDICAL DEVICES AND SUPPLIES - 6.5%
   571,743   Boston Scientific Corporation=                         20,325
    98,045   Cardinal Health, Inc.                                   5,701
   515,546   Medtronic, Inc.                                        25,607
   816,436   St. Jude Medical, Inc.=                                34,233
    74,346   Wright Medical Group, Inc.=                             2,119
   477,882   Zimmer Holdings, Inc.=                                 38,289
                                                                   -------
                                                                   126,274
                                                                   -------

             NETWORKING AND TELECOMMUNICATIONS EQUIPMENT - 5.0%
   773,535   Motorola, Inc.                                         13,305
 1,961,778   QUALCOMM Inc.                                          83,179
                                                                   -------
                                                                    96,484
                                                                   -------

             PHARMACEUTICALS - 7.0%
 1,482,060   Genentech, Inc.=                                       80,683
 2,157,084   Pfizer Inc.                                            58,004
                                                                   -------
                                                                   138,687
                                                                   -------

             PUBLISHING AND ADVERTISING - 0.6%
   175,184   Getty Images, Inc.=                                    12,061
                                                                   -------

             RAILROADS, TRUCKING AND SHIPPING - 4.0%
   788,962   FedEx Corporation                                      77,705
                                                                   -------

             RESTAURANTS - 1.9%
   295,787   Starbucks Corporation=                                   18,445
   391,981   Yum! Brands, Inc.                                        18,494
                                                                   ---------
                                                                      36,939
                                                                   ---------

             SEMICONDUCTORS - 0.1%
    85,409   Freescale Semiconductor Inc.=                             1,568
                                                                   ---------

             SOFTWARE - 2.8%
   757,178   Electronic Arts Inc.=                                    46,703
   298,775   Microsoft Corporation                                     7,980
                                                                   ---------
                                                                      54,683
                                                                   ---------

             SPECIALTY STORES - 3.7%
   365,701   Bed Bath & Beyond Inc.=                                  14,566
   838,787   Lowe's Companies, Inc.                                   48,306
   277,826   Tiffany & Company                                         8,882
                                                                   ---------
                                                                      71,754
                                                                   ---------

             STEEL - 0.8%
   298,540   United States Steel Corporation                          15,300
                                                                   ---------

             TELECOMMUNICATIONS SERVICES - 1.8%
   520,543   Telefonaktiebolaget LM Ericsson, ADR                     16,392
   465,575   Verizon Communications, Inc.                             18,860
                                                                   ---------
                                                                      35,252
                                                                   ---------

             TOTAL COMMON STOCKS
             (Cost $1,352,294)                                     1,813,183
                                                                   ---------

 PRINCIPAL
  AMOUNT
   (000)
----------
             CONVERTIBLE BONDS AND NOTES - 3.1%
             LODGING AND RECREATION - 3.1%
$   20,000   Wynn Resorts, Ltd.,                                   61,150
             6.000% 07/15/15                                       ------

             TOTAL CONVERTIBLE BONDS AND NOTES
                (Cost $19,635)                                     61,150
                                                                   ------

  SHARES
   (000)
----------
             AFFILIATED INVESTMENT COMPANIES - 6.7%
   131,053   Nations Cash Reserves, Capital Class
             Shares#                                                  131,053
                                                                   ----------
             TOTAL AFFILIATED INVESTMENT COMPANIES                    131,053
             (Cost $131,053)                                       ----------

             TOTAL INVESTMENTS
                (Cost $1,502,982*)                         103.3%   2,005,386
                                                                   ----------

             TOTAL OTHER ASSETS AND LIABILITIES (NET)       (3.3)%    (63,619)
                                                                   ----------

             NET ASSETS                                    100.0%  $1,941,767
                                                                   ==========

----------
Securities valuation: Securities, including options and futures contracts, traded on a recognized exchange are generally valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on Nasdaq are generally valued at the Nasdaq official closing price. Securities traded only over-the-counter are generally valued at the mean of the latest bid and asked prices. Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds' prospectus.

*    Cost for federal income tax purposes is $1,502,982.

Unrealized appreciation and depreciation at December 31, 2004, based on cost of investments for federal income tax purposes was:

 Unrealized     Unrealized    Net Unrealized
Appreciation   Depreciation    Appreciation
------------   ------------   --------------
   503,663         1,259          502,404

=    Non-income producing security.

# Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity. The portion that represents cash collateral is $354.

(a) All or a portion of security was on loan at December 31, 2004. The aggregate cost and market value of securities on loan at December 31, 2004 is $269 and $339, respectively.

ABBREVIATIONS:

ADR - American Depository Receipt
LTD - Limited

NATIONS FUNDS
NATIONS SMALL COMPANY FUND
SCHEDULE OF INVESTMENTS                            DECEMBER 31, 2004 (UNAUDITED)

                                                                    VALUE
  SHARES                                                            (000)
----------                                                         -------
             COMMON STOCKS - 97.6%
             AEROSPACE AND DEFENSE - 1.0%
    30,370   Armor Holdings, Inc.=                                 $ 1,428
     4,380   DRS Technologies, Inc.=                                   187
     5,500   Innovative Solutions and Support, Inc.=                   183
    88,267   MTC Technologies, Inc.=                                 2,964
    33,300   Teledyne Technologies Inc.=                               980
    12,675   United Industrial Corporation                             491
                                                                   -------
                                                                     6,233
                                                                   -------

             AIRLINES - 0.4%
   127,050   AirTran Holdings, Inc.=                                 1,359
   112,325   Frontier Airlines, Inc.=                                1,282
                                                                   -------
                                                                     2,641
                                                                   -------

             APPAREL AND TEXTILES - 2.3%
    52,745   Deckers Outdoor Corporation= (a)                        2,478
   158,050   Joseph A. Bank Clothiers, Inc.= (a)                     4,473
   240,975   Wolverine World Wide, Inc.=                             7,572
                                                                   -------
                                                                    14,523
                                                                   -------

             BROADCASTING AND CABLE - 1.4%
   538,000   Radio One, Inc., Class D=                               8,673
                                                                   -------

             CHEMICALS - BASIC - 0.1%
    18,275   Delta and Pine Land Company                               499
                                                                   -------

             CHEMICALS - SPECIALTY - 2.4%
   241,672   Aceto Corporation                                       4,601
    43,175   Airgas, Inc.                                            1,145
   152,819   Symyx Technologies Inc.=                                4,597
   293,975   The Mosaic Company=                                     4,797
                                                                   -------
                                                                    15,140
                                                                   -------

             COMMERCIAL BANKING - 3.4%
   130,667   City National Corporation                               9,232
    89,264   F.N.B. Corporation (a)                                  1,817
   147,232   First National Bankshares of Florida, Inc.              3,519
    65,400   Main Street Banks, Inc.                                 2,284
   136,954   South Financial Group, Inc.                             4,455
                                                                   -------
                                                                    21,307
                                                                   -------

             COMMERCIAL SERVICES - 1.7%
   137,575   Heidrick & Struggles International, Inc.=               4,715
    47,625   Navigant Consulting, Inc.= (a)                          1,267
    90,300   Resources Connection, Inc.=                             4,904
                                                                   -------
                                                                    10,886
                                                                   -------

             COMPUTER SERVICES - 5.6%
   147,408   Anteon International Corporation=                       6,170
   129,543   Cognizant Technology Solutions Corporation=             5,484
   479,350   Digitas Inc.=                                           4,578
   618,525   Harris Interactive, Inc.=                               4,886
    68,000   InfoSpace, Inc.                                         3,233
   310,498   Secure Computing Corporation=                           3,099
   407,694   Virage Logic Corporation=                               7,571
                                                                   -------
                                                                    35,021
                                                                   -------

             COMPUTERS AND OFFICE EQUIPMENT - 2.7%
   175,886   Avocent Corporation=                                    7,127
   138,025   Global Imaging Systems, Inc.=                           5,452

   335,364   Plexus Corporation=                                    4,363
                                                                   ------
                                                                   16,942
                                                                   ------

             CONGLOMERATES - 0.3%
    51,450   Waste Connections, Inc.=                               1,762
                                                                   ------

             CONSTRUCTION - 1.4%
   216,053   Chicago Bridge & Iron Company NV                       8,642
                                                                   ------

             CONSUMER SERVICES - 2.1%
   301,621   Education Management Corporation=                      9,956
    24,650   Overstock.com, Inc.= (a)                               1,701
    53,225   Shopping.com, Ltd.= (a)                                1,504
                                                                   ------
                                                                   13,161
                                                                   ------

             DIVERSIFIED ELECTRONICS - 4.5%
   414,427   Aeroflex, Inc.=                                        5,023
   286,745   Anaren Microwave, Inc.=                                3,716
    65,826   Applied Films Corporation=                             1,419
   190,772   Daktronics, Inc.=                                      4,748
    97,908   Dionex Corporation=                                    5,548
    23,600   Engineered Support Systems, Inc=.                      1,398
    89,878   FLIR Systems, Inc.=                                    5,734
    11,830   II-VI Inc.=                                              503
                                                                   ------
                                                                   28,089
                                                                   ------

             DIVERSIFIED MANUFACTURING - 4.2%
   177,792   Actuant Corporation, Class A=                          9,273
   147,675   Allegheny Technologies Inc.=                           3,200
    89,011   CUNO, Inc.=                                            5,287
   202,867   Griffon Corporation=                                   5,477
    61,400   The Middleby Corporation (a)                           3,114
                                                                   ------
                                                                   26,351
                                                                   ------

             EXPLORATION AND PRODUCTION - 0.5%
   340,414   Brigham Exploration Company=                           3,064
                                                                   ------

             FINANCE - MISCELLANEOUS - 2.7%
   298,438   Boston Private Financial Holdings, Inc.                8,407
   130,215   Euronet Worldwide, Inc.=                               3,388
    19,700   Fidelity Bankshares, Inc.                                842
   161,675   World Acceptance Corporation=                          4,448
                                                                   ------
                                                                   17,085
                                                                   ------

             FINANCIAL SERVICES - 2.0%
   188,179   Affiliated Managers Group, Inc.=                      12,747
                                                                   ------

             FOOD PRODUCTS - 1.1%
   133,049   Corn Products International, Inc.                      7,126
                                                                   ------

             HEALTH SERVICES - 7.2%
   310,574   Centene Corporation=                                   8,805
   116,825   Digene Corporation=                                    3,055
    82,200   HealthExtras, Inc.=                                    1,340
   411,338   Province Healthcare Company=                           9,193
   123,219   Stericycle, Inc.=                                      5,662
    90,633   Triad Hospitals, Inc.=                                 3,372
   695,946   VCA Antech, Inc.=                                     13,641
                                                                   ------
                                                                   45,068
                                                                   ------

             HEAVY MACHINERY - 0.9%
    84,925   Bucyrus International, Inc.                            3,451
    24,500   Toro Company                                           1,993
                                                                   ------
                                                                    5,444
                                                                   ------

             HOUSEHOLD PRODUCTS - 0.3%
    61,075   Yankee Candle Company, Inc.=                           2,026
                                                                   ------

             HOUSING AND FURNISHING - 1.8%

   44,475   Beazer Homes USA, Inc. (a)                              6,502
  150,755   Tuesday Morning Corporation=                            4,618
                                                                   ------
                                                                   11,120
                                                                   ------

            INSURANCE - 1.3%
  191,141   Bristol West Holdings, Inc.                             3,823
   77,795   Triad Guaranty, Inc.=                                   4,705
                                                                   ------
                                                                    8,528
                                                                   ------

            INTEGRATED OIL - 0.7%
  168,284   Remington Oil & Gas Corporation=                        4,586
                                                                   ------

            LODGING AND RECREATION - 4.4%
   81,575   Boyd Gaming Corporation                                 3,398
  188,325   Gaylord Entertainment Company=                          7,821
   65,350   Kerzner International Ltd.=                             3,924
  167,342   Shuffle Master, Inc.=                                   7,882
  124,425   Winnebago Industries, Inc.                              4,860
                                                                   ------
                                                                   27,885
                                                                   ------

            MEDICAL DEVICES AND SUPPLIES - 4.8%
  120,970   American Medical Systems Holdings, Inc.=                5,058
   80,850   Immucor, Inc.=                                          1,901
   46,920   INAMED Corporation=                                     2,968
  225,205   Kyphon Inc.=                                            5,801
   58,775   Mine Safety Appliances Company (a)                      2,980
  141,031   Respironics, Inc.=                                      7,666
  133,504   Wright Medical Group, Inc.=                             3,805
                                                                   ------
                                                                   30,179
                                                                   ------

            METALS AND MINING - 1.3%
  212,125   AMCOL International Corporation                         4,262
  101,425   Steel Dynamics, Inc.                                    3,842
                                                                   ------
                                                                    8,104
                                                                   ------

            NATURAL GAS DISTRIBUTION - 1.2%
  124,310   Energen Corporation                                     7,328
                                                                   ------

            NETWORKING AND TELECOMMUNICATIONS EQUIPMENT - 1.9%
  330,415   AudioCodes Ltd.= (a)                                    5,489
  308,856   C-COR.net Corporation=                                  2,872
  179,325   Tekelec=                                                3,665
                                                                   ------
                                                                   12,026
                                                                   ------

            OILFIELD SERVICES - 3.5%
  123,975   Atwood Oceanics, Inc.=                                  6,459
  199,850   Oceaneering International Inc.=                         7,458
  285,900   Varco International, Inc.=                              8,334
                                                                   ------
                                                                   22,251
                                                                   ------

            PHARMACEUTICALS - 7.9%
  230,891   Affymetrix, Inc.=                                       8,438
  135,400   Angiotech Pharmaceuticals, Inc.=                        2,498
  159,025   AtheroGenics, Inc.= (a)                                 3,747
  207,836   Axcan Pharma, Inc.= (a)                                 4,017
  203,130   Connetics Corporation=                                  4,934
   63,240   Martek Biosciences Corporation= (a)                     3,238
   67,425   OSI Pharmaceuticals, Inc.=                              5,047
   39,050   Par Pharmaceutical Cos Inc.=                            1,616
  312,005   Penwest Pharmaceuticals Company=                        3,732
   70,600   Pharmion Corporation=                                   2,980
    7,500   PRA International=                                        186
  189,060   Protein Design Labs, Inc.=                              3,906
  137,100   Salix Pharmaceuticals, Inc.=                            2,412
  160,825   Telik, Inc.=                                            3,078
                                                                   ------
                                                                   49,829
                                                                   ------

            PUBLISHING AND ADVERTISING - 0.5%
   54,350   R.H. Donnelley=                                         3,209
                                                                   ------

            RAILROADS, TRUCKING AND SHIPPING - 2.3%

   28,870   Landstar System, Inc.=                                 2,126
  120,500   US Xpress Enterprises, Inc.=                           3,531
  127,416   UTI Worldwide, Inc.                                    8,666
                                                                 -------
                                                                  14,323
                                                                 -------

            RESTAURANTS - 1.9%
  144,575   Panera Bread Company, Class A= (a)                     5,829
  198,315   RARE Hospitality International, Inc.=                  6,319
                                                                 -------
                                                                  12,148
                                                                 -------

            SEMICONDUCTORS - 5.0%
  144,260   Cymer, Inc.=                                           4,261
  558,483   Microsemi Corporation=                                 9,696
  332,875   Semtech Corporation=                                   7,280
  141,925   Silicon Laboratories Inc.=                             5,011
   29,000   Tessera Technologies Inc.=                             1,079
  121,025   Varian Semiconductor Equipment Associates, Inc.=       4,460
                                                                 -------
                                                                  31,787
                                                                 -------

            SOFTWARE - 7.2%
  135,392   Ansys, Inc.=                                           4,341
  434,075   Borland Software Corporation=                          5,070
  161,350   Epicor Software Corporation=                           2,273
  285,027   EPIQ Systems, Inc.= (a)                                4,173
  185,516   Hyperion Solutions Corporation=                        8,650
   96,500   Manhattan Associates, Inc.=                            2,304
  357,300   Neoware Systems, Inc.= (a)                             3,326
   20,600   Niku Corporation= (a)                                    415
  230,805   OPNET Technologies, Inc.=                              1,943
  205,475   Packeteer, Inc.=                                       2,969
  300,485   Progress Software Corporation=                         7,016
  137,719   RSA Security Inc.=                                     2,763
                                                                 -------
                                                                  45,243
                                                                 -------

            SPECIALTY STORES - 2.1%
   58,425   Aeropostale, Inc.=                                     1,719
   87,050   Blue Nile, Inc.= (a)                                   2,404
  286,337   Hibbet Sporting Goods, Inc.=                           7,620
   64,825   Pacific Sunwear of California, Inc.=                   1,443
                                                                 -------
                                                                  13,186
                                                                 -------

            TELECOMMUNICATIONS SERVICES - 1.6%
  148,275   Aspect Communications Corporation=                     1,652
  191,800   SBA Communications Corporation=                        1,780
  183,111   SpectraLink Corporation                                2,597
  137,025   Western Wireless Corporation, Class A=                 4,014
                                                                 -------
                                                                  10,043
                                                                 -------
            TOTAL COMMON STOCKS
               (Cost $427,363)                                   614,205
                                                                 -------

  SHARES
  (000)
---------
            AFFILIATED INVESTMENT COMPANIES - 8.7%
   54,726   Nations Cash Reserves, Capital Class Shares#                    54,726
                                                                          --------
            TOTAL AFFILIATED INVESTMENT COMPANIES
               (Cost $54,726)                                               54,726
                                                                          --------
            NON AFFILIATED INVESTMENT COMPANIES - 0.9%
   24,600   iShares Dow Jones U.S. Real Estate Index Fund (a)                3,031
   39,280   iShares Nasdaq Biotechnology Index Fund (a)                      2,962
                                                                          --------
            TOTAL NON AFFILIATED INVESTMENT COMPANIES
               (Cost $5,962)                                                 5,993
                                                                          --------
            TOTAL INVESTMENTS
               (Cost $488,051*)                                 107.2%     674,924
                                                                          --------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)             (7.2)%    (45,581)
                                                                          --------
            NET ASSETS                                          100.0%    $629,343
                                                                          ========

----------
Securities valuation: Securities, including options and futures contracts, traded on a recognized exchange are generally valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on Nasdaq are generally valued at the Nasdaq official closing price. Securities traded only over-the-counter are generally valued at the mean of the latest bid and asked prices. Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds' prospectus.

*    Cost for federal income tax purposes is $488,051.

Unrealized appreciation and depreciation at December 31, 2004, based on cost of investments for federal income tax purposes was:

 Unrealized     Unrealized    Net Unrealized
Appreciation   Depreciation    Appreciation
------------   ------------   --------------
   195,162         8,289          186,873

=    Non-income producing security.

# Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (Note 8). The portion that represents cash collateral is $43,366.

(a) All or portion of security was on loan December 31, 2004. The aggregate cost and market value of securities on loan December 31, 2004 is $31,199 and $43,006, respectively.

ABBREVIATIONS:
LTD - Limited

NATIONS FUNDS
NATIONS SMALLCAP VALUE FUND
SCHEDULE OF INVESTMENTS                            DECEMBER 31, 2004 (UNAUDITED)

                                                                  VALUE
  SHARES                                                          (000)
---------                                                        -------
            COMMON STOCKS - 96.9%
            AEROSPACE AND DEFENSE - 1.3%
  127,000   AAR Corporation=                                     $ 1,730
   26,400   MTC Technologies, Inc.=                                  886
                                                                 -------
                                                                   2,616
                                                                 -------

            AIRLINES - 1.2%
   69,500   Alaska Air Group, Inc.=                                2,328
                                                                 -------

            APPAREL AND TEXTILES - 4.3%
   58,800   Carter's Inc.=                                         1,999
   70,500   K-Swiss Inc., Class A                                  2,052
   58,700   New York & Company, Inc.=                                970
   66,100   Phillips-Van Heusen Corporation                        1,785
   62,200   Quiksilver, Inc.=                                      1,853
                                                                 -------
                                                                   8,659
                                                                 -------

            AUTOMOTIVE - 1.2%
   19,000   Borg Warner Inc.                                       1,029
   64,500   Cooper Tire & Rubber Company                           1,390
                                                                 -------
                                                                   2,419
                                                                 -------

            BROADCASTING AND CABLE - 1.6%
  105,400   Cumulus Media Inc., Class A=                           1,589
   86,600   Emmis Communications Corporation=                      1,662
                                                                 -------
                                                                   3,251
                                                                 -------

            CHEMICALS - BASIC - 1.7%
  126,200   Hercules, Inc.=(a)                                     1,874
   65,400   Olin Corporation                                       1,440
                                                                 -------
                                                                   3,314
                                                                 -------

            CHEMICALS - SPECIALTY - 1.9%
  155,000   Crompton Corporation                                   1,829
   99,100   RPM Inc.                                               1,948
                                                                 -------
                                                                   3,777
                                                                 -------

            COMMERCIAL BANKING - 12.4%
  100,100   BankAtlantic Bancorp, Inc.                             1,992
   85,900   Brookline Bancorp, Inc.                                1,402
  142,000   Cardinal Financial Corporation=                        1,583
   80,400   Colonial BancGroup, Inc.                               1,707
   56,300   Community Bank Systems, Inc.                           1,590
  134,636   First Niagara Financial Group, Inc.                    1,878
   39,200   First Republic Bank                                    2,077
   50,100   First State Bancorporation                             1,842
   55,090   Fulton Financial Corporation                           1,284
   55,400   Independent Bank Corporation                           1,870
   69,300   Oriental Financial Group Inc.                          1,962
   59,400   Prosperity Bancshares, Inc.                            1,735
   67,200   Sterling Bancorp                                       1,898
   52,160   Summit Bancshares, Inc.(a)                             1,956
                                                                 -------
                                                                  24,776
                                                                 -------

            COMMERCIAL SERVICES - 6.7%
   56,500   Dycom Industries, Inc.=                                1,724
   94,500   FTI Consulting, Inc.=                                  1,991
   55,100   MAXIMUS, Inc.=                                         1,715
  175,500   MPS Group, Inc.=                                       2,152
   88,300   United Rentals, Inc.=                                  1,669
   72,000   URS Corporation=                                       2,311
   63,900   Watson Wyatt & Company Holdings                        1,722
                                                                 -------

                                                                 13,284
                                                                 ------

            COMPUTER SERVICES - 2.3%
  138,800   ActivCard Corporation=                                1,235
   76,600   Internet Security Systems, Inc.=                      1,781
  251,300   SonicWALL, Inc.=                                      1,588
                                                                 ------
                                                                  4,604
                                                                 ------

            COMPUTERS AND OFFICE EQUIPMENT - 0.3%
   17,600   palmOne, Inc.=(a)                                       555
                                                                 ------

            CONSTRUCTION - 1.0%
  151,800   Infrasource Services Inc.=                            1,973
                                                                 ------

            DIVERSIFIED ELECTRONICS - 1.1%
   82,100   Aeroflex, Inc.=                                         995
   75,900   EMS Technologies, Inc.=                               1,262
                                                                 ------
                                                                  2,257
                                                                 ------

            DIVERSIFIED MANUFACTURING - 5.2%
   76,500   Flowserve Corporation=                                2,107
   65,500   Gardner Denver Machinery Inc.=                        2,377
   47,200   Kennametal Inc.                                       2,349
   86,000   Paxar Corporation=                                    1,907
   53,841   Watts Industries, Inc., Class A                       1,736
                                                                 ------
                                                                 10,476
                                                                 ------

            ELECTRIC POWER - NON NUCLEAR - 0.9%
   36,200   WPS Resources Corporation                             1,809
                                                                 ------

            FINANCIAL SERVICES - 3.0%
   31,000   Affiliated Managers Group, Inc.=                      2,100
   53,300   American Capital Strategies, Ltd.(a)                  1,778
  132,866   Apollo Investment Corporation                         2,006
                                                                 ------
                                                                  5,884
                                                                 ------

            FOOD AND DRUG STORES - 1.1%
   76,700   Longs Drug Stores Corporation                         2,115
                                                                 ------

            FOOD PRODUCTS - 0.7%
  128,100   Del Monte Foods Company=                              1,412
                                                                 ------

            HEALTH SERVICES - 4.4%
   49,000   Apria Healthcare Group Inc.=                          1,615
   15,000   Molina Healthcare Inc.=                                 696
   76,000   Province Healthcare Company=                          1,699
  257,014   Stewart Enterprises, Inc.=                            1,796
   86,900   Symbion Inc.=                                         1,918
   27,000   Triad Hospitals, Inc.=                                1,005
                                                                 ------
                                                                  8,729
                                                                 ------

            HEAVY MACHINERY - 3.6%
   82,000   Agco Corporation=                                     1,795
   55,200   Bucyrus International, Inc.=                          2,243
   24,600   Joy Global Inc.                                       1,068
   54,000   Manitowoc Company, Inc.                               2,033
                                                                 ------
                                                                  7,139
                                                                 ------

            HOUSING AND FURNISHING - 1.8%
   64,300   Levitt Corporation                                    1,966
  116,200   Steelcase Inc., Class A                               1,608
                                                                 ------
                                                                  3,574
                                                                 ------

            INSURANCE - 4.0%
   26,000   Delphi Financial Group, Inc., Class A                 1,200
   58,400   Nymagic Inc.                                          1,478
   69,010   Platinum Underwriters Holdings, Ltd.                  2,146
   28,400   Triad Guaranty, Inc.=                                 1,718
   28,400   Zenith National Insurance Corporation                 1,415
                                                                 ------
                                                                  7,957
                                                                 ------

            LEISURE - 0.7%
   37,175   Carmike Cinemas Inc.                                  1,357
                                                                 ------
            LODGING AND RECREATION - 1.8%
  218,000   La Quinta Corporation=                                1,982

   67,300   Marcus Corporation                                    1,692
                                                                 ------
                                                                  3,674
                                                                 ------

            METALS AND MINING - 3.9%
   39,800   Arch Coal, Inc.                                       1,414
   32,641   Carpenter Technology Corporation                      1,909
   68,200   Century Aluminum Company=                             1,791
   28,800   Foundation Coal Holdings Inc.=(a)                       664
   29,900   Massey Energy Company                                 1,045
   27,800   Steel Dynamics, Inc.                                  1,053
                                                                 ------
                                                                  7,876
                                                                 ------

            NATURAL GAS DISTRIBUTION - 1.9%
   78,600   Atmos Energy Corporation                              2,150
   39,800   New Jersey Resources Corporation                      1,725
                                                                 ------
                                                                  3,875
                                                                 ------

            NETWORKING AND TELECOMMUNICATIONS EQUIPMENT - 1.7%
  203,925   Powerwave Technologies, Inc.=                         1,729
  171,600   Wireless Facilities Inc.=                             1,620
                                                                 ------
                                                                  3,349
                                                                 ------

            OIL AND GAS - 0.9%
   50,800   Encore Acquisition Company=                           1,773
                                                                 ------

            OILFIELD SERVICES - 1.9%
  343,600   Grey Wolf, Inc.=                                      1,811
   59,100   Universal Compression Holdings, Inc.=                 2,063
                                                                 ------
                                                                  3,874
                                                                 ------

            PACKAGING AND CONTAINERS - 1.1%
  156,000   Crown Holdings, Inc.=                                 2,143
                                                                 ------

            PUBLISHING AND ADVERTISING - 0.6%
   34,900   Scholastic Corporation=                               1,290
                                                                 ------

            RAILROADS, TRUCKING AND SHIPPING - 3.8%
   72,500   Arlington Tankers Ltd.=(a)                            1,664
   63,300   GATX Corporation                                      1,871
   98,200   Laidlaw International Inc.=                           2,101
   51,900   Overnite Corporation                                  1,933
                                                                 ------
                                                                  7,569
                                                                 ------

            REAL ESTATE INVESTMENT TRUSTS (REITS) - 6.9%
   86,400   BioMed Realty Trust, Inc.                             1,919
  204,300   Equity Inns Inc.                                      2,398
   88,700   LTC Properties, Inc.                                  1,766
  135,500   Omega Healthcare Investors, Inc.                      1,599
   31,300   Prentiss Properties Trust                             1,196
   27,300   SL Green Realty Corporation                           1,653
   60,200   Tanger Factory Outlet Centers, Inc.                   1,593
   92,100   U-Store-It Trust                                      1,598
                                                                 ------
                                                                 13,722
                                                                 ------

            RETAIL - SPECIALTY - 2.0%
   46,400   Stage Stores, Inc.=                                   1,927
  115,200   The Finish Line Inc.                                  2,108
                                                                 ------
                                                                  4,035
                                                                 ------

            SEMICONDUCTORS - 3.3%
   56,600   Coherent, Inc.=                                       1,723
  176,400   Cypress Semiconductor Corporation=                    2,069
  122,800   Fairchild Semiconductor Corporation, Class A=         1,997
   48,500   OmniVision Technologies, Inc.=(a)                       890
                                                                 ------
                                                                  6,679
                                                                 ------
            SPECIALTY STORES - 2.8%
  113,200   Inter Parfums, Inc.(a)                                1,800
   40,900   Regis Corporation                                     1,888
   48,500   School Specialty, Inc.=                               1,870
                                                                 ------
                                                                  5,558
                                                                 ------

            TELECOMMUNICATIONS SERVICES - 1.9%
  175,800   Alamosa Holdings, Inc.=(a)                            2,192
  149,100   Aspect Communications Corporation=                    1,661
                                                                 ------

                                                                    3,853
                                                                  -------
            TOTAL COMMON STOCKS
            (Cost $144,492)                                       193,535
                                                                  -------

  SHARES
  (000)
---------
            AFFILIATED INVESTMENT COMPANIES - 7.9%
   15,836   Nations Cash Reserves, Capital Class Shares#                                           15,836
            (Cost $15,836)                                                                       --------

            NON AFFILIATED INVESTMENT COMPANIES - 0.9%
       11   Biotech HOLDRs Trust (a)                                                                1,720
            (Cost $1,165)                                                                        --------

            TOTAL INVESTMENTS
            (Cost $161,493*)                                                          105.7%      211,091
                                                                                                 --------

            TOTAL OTHER ASSETS AND LIABILITIES (NET)                                   (5.7)%     (11,374)
                                                                                                 --------

            NET ASSETS                                                                100.0%     $199,717
                                                                                                 ========

----------
Securities valuation: Securities, including options and futures contracts, traded on a recognized exchange are generally valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on Nasdaq are generally valued at the Nasdaq official closing price. Securities traded only over-the-counter are generally valued at the mean of the latest bid and asked prices. Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds' prospectus.

*    Cost for federal income tax purposes is $161,493.

Unrealized appreciation and depreciation at December 31, 2004, based on cost of investments for federal income tax purposes was:

  Unrealized     Unrealized   Net Unrealized
Appreciation   Depreciation    Appreciation
------------   ------------   --------------
   49,981           383           49,598

=    Non-income producing security.

# Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity. The portion that represents cash collateral is $10,531.

(a) All or portion of security was on loan at December 31, 2004. The aggregate cost and market value of securities on loan at December 31, 2004, is $7,224 and $10,140, respectively.

ABBREVIATION:
LTD - Limited

NATIONS FUNDS
NATIONS STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS                            DECEMBER 31, 2004 (UNAUDITED)

                                                                    VALUE
  SHARES                                                            (000)
---------                                                          -------
            COMMON STOCKS - 99.8%
            AEROSPACE AND DEFENSE - 2.7%
  162,400   Northrop Grumman Corporation                           $ 8,828
  352,500   United Technologies Corporation                         36,431
                                                                   -------
                                                                    45,259
                                                                   -------

            AUTOMOTIVE - 1.5%
  216,400   Eaton Corporation                                       15,659
  115,700   Magna International Inc.                                 9,551
                                                                   -------
                                                                    25,210
                                                                   -------

            BEVERAGES - 4.6%
  626,102   Coca-Cola Company                                       26,065
  295,600   Diageo plc, ADR                                         17,109
  652,095   PepsiCo, Inc.                                           34,039
                                                                   -------
                                                                    77,213
                                                                   -------

            BROADCASTING AND CABLE - 1.2%
  539,775   Viacom Inc., Class B                                    19,642
                                                                   -------

            CHEMICALS - SPECIALTY - 0.6%
  130,300   BASF AG, ADR (a)                                         9,384
                                                                   -------

            COMMERCIAL BANKING - 10.8%
1,085,150   Citigroup Inc.                                          52,283
   85,000   M&T Bank Corporation                                     9,166
  112,550   National City Corporation                                4,226
  122,700   SunTrust Banks, Inc.                                     9,065
  387,500   The Bank of New York Company, Inc.                      12,950
  771,478   US Bancorp                                              24,163
  591,125   Wachovia Corporation                                    31,093
  492,600   Wells Fargo & Company                                   30,615
  135,850   Zions Bancorporation                                     9,242
                                                                   -------
                                                                   182,803
                                                                   -------

            COMMERCIAL SERVICES - 0.5%
  171,625   Manpower Inc.                                            8,289
                                                                   -------

            COMPUTER SERVICES - 1.1%
  694,650   Accenture Ltd.=                                         18,756
                                                                   -------

            COMPUTERS AND OFFICE EQUIPMENT - 4.0%
  241,850   Dell Inc.=                                              10,192
  285,800   International Business Machines Corporation             28,174
  239,850   Lexmark International, Inc.=                            20,387
  253,400   OfficeMax Inc.                                           7,952
                                                                   -------
                                                                    66,705
                                                                   -------

            CONGLOMERATES - 1.4%
  130,100   Textron, Inc.                                            9,601
  241,046   Vulcan Materials Company                                13,164
                                                                   -------
                                                                    22,765
                                                                   -------

            CONSUMER CREDIT AND MORTGAGES - 1.1%
  630,599   MBNA Corporation                                        17,777
                                                                   -------

            DEPARTMENT AND DISCOUNT STORES - 2.7%
  334,075   J.C. Penney Company, Inc.                               13,831
  589,750   Wal-Mart Stores, Inc.                                   31,150
                                                                   -------

                                                                   44,981
                                                                   ------

             DIVERSIFIED MANUFACTURING - 4.5%
 1,596,923   General Electric Company                              58,288
   377,500   Gillette Company                                      16,904
                                                                   ------
                                                                   75,192
                                                                   ------

             ELECTRIC POWER - NUCLEAR - 2.0%
   362,275   Exelon Corporation                                    15,965
   513,050   PG & E Corporation=                                   17,075
                                                                   ------
                                                                   33,040
                                                                   ------

             EXPLORATION AND PRODUCTION - 0.5%
   124,525   EOG Resources, Inc.                                    8,886
                                                                   ------

             HEALTH SERVICES - 0.9%
   163,125   UnitedHealth Group Inc.                               14,360
                                                                   ------

             HEAVY MACHINERY - 0.8%
   172,250   Ingersoll-Rand Company, Class A                       13,832
                                                                   ------

             HOUSEHOLD PRODUCTS - 3.1%
   328,125   Avon Products, Inc.                                   12,698
   422,525   Colgate-Palmolive Company                             21,617
   307,375   Procter & Gamble Company                              16,930
                                                                   ------
                                                                   51,245
                                                                   ------

             HOUSING AND FURNISHING - 1.6%
   174,975   Lennar Corporation, Class A                            9,918
   469,600   Masco Corporation                                     17,154
                                                                   ------
                                                                   27,072
                                                                   ------

             INSURANCE - 5.2%
   365,650   AFLAC, Inc.                                           14,567
   405,500   American International Group, Inc.                    26,630
   274,625   Hartford Financial Services Group, Inc.               19,034
   453,200   MetLife, Inc.                                         18,359
   504,450   UnumProvident Corporation                              9,050
                                                                   ------
                                                                   87,640
                                                                   ------

             INTEGRATED OIL - 5.6%
   168,500   Apache Corporation                                     8,521
   387,450   ConocoPhillips                                        33,642
 1,012,865   Exxon Mobil Corporation                               51,920
                                                                   ------
                                                                   94,083
                                                                   ------

             INVESTMENT SERVICES - 3.5%
   580,725   E*TRADE Group, Inc.=                                   8,682
    80,875   Goldman Sachs Group, Inc.                              8,414
   586,238   J.P. Morgan Chase & Company                           22,869
   314,236   Merrill Lynch & Company, Inc.                         18,782
                                                                   ------
                                                                   58,747
                                                                   ------

             MEDICAL DEVICES AND SUPPLIES - 5.8%
   429,725   Abbott Laboratories                                   20,047
   113,750   Alcon, Inc.                                            9,168
   124,175   Bausch & Lomb Inc.                                     8,004
   223,900   Boston Scientific Corporation=                         7,960
   126,650   Invitrogen Corporation=                                8,502
   378,650   Johnson & Johnson                                     24,014
   229,410   Medtronic, Inc.                                       11,395
   236,100   Varian Medical Systems, Inc.=                         10,209
                                                                   ------
                                                                   99,299
                                                                   ------

             METALS AND MINING - 1.8%
   252,200   Arch Coal, Inc.                                        8,963
   442,272   Companhia Vale do Rio Doce, ADR                       12,831
   106,675   Peabody Energy Corporation                             8,631
                                                                   ------
                                                                   30,425
                                                                   ------

             NATURAL GAS DISTRIBUTION - 1.0%


   475,700   Sempra Energy                                            17,449
                                                                   ---------

             NETWORKING AND TELECOMMUNICATIONS EQUIPMENT - 2.5%
   614,550   Avaya Inc.=                                              10,570
 1,590,400   Cisco Systems, Inc.=                                     30,695
                                                                   ---------
                                                                      41,265
                                                                   ---------

             OIL REFINING AND MARKETING - 0.6%
   194,150   Noble Corporation=                                        9,657
                                                                   ---------

             OILFIELD SERVICES - 0.5%
   184,325   BJ Services Company                                       8,578
                                                                   ---------

             PHARMACEUTICALS - 5.7%
   163,875   Allergan, Inc.                                           13,285
   122,025   Eli Lilly and Company                                     6,925
   169,625   Genentech, Inc.=                                          9,234
   276,700   Glaxosmithkline plc - ADR                                13,113
   532,375   Merck & Company, Inc.                                    17,111
 1,059,020   Pfizer Inc.                                              28,477
   313,251   Teva Pharmaceutical Industries Ltd., ADR                  9,354
                                                                   ---------
                                                                      97,499
                                                                   ---------

             PUBLISHING AND ADVERTISING - 2.2%
   174,800   McGraw-Hill Companies, Inc.                              16,001
 1,101,200   News Corporation Inc.                                    20,549
                                                                   ---------
                                                                      36,550
                                                                   ---------

             RAILROADS, TRUCKING AND SHIPPING - 1.5%
   302,050   United Parcel Service, Inc., Class B                     25,813
                                                                   ---------
             RESTAURANTS - 1.5%
   304,875   McDonald's Corporation                                    9,774
   317,550   Yum! Brands, Inc.                                        14,982
                                                                   ---------
                                                                      24,756
                                                                   ---------

             SEMICONDUCTORS - 4.4%
   754,025   Agilent Technologies, Inc.=                              18,171
   484,575   ASML Holding N.V.=                                        7,710
   225,700   KLA-Tencor Corporation=                                  10,513
   276,400   Marvell Technology Group Ltd.=                            9,804
   299,825   Maxim Integrated Products, Inc.                          12,710
 1,700,000   Taiwan Semiconductor Manufacturing Company Ltd.,         14,433
             ADR                                                   ---------
                                                                      73,341
                                                                   ---------

             SOFTWARE - 4.1%
   217,450   Adobe Systems Inc.                                       13,643
 1,645,855   Microsoft Corporation                                    43,960
   418,900   Symantec Corporation=                                    10,791
                                                                   ---------
                                                                      68,394
                                                                   ---------

             SPECIALTY STORES - 3.6%
   259,575   Best Buy Company, Inc.                                   15,424
   522,179   Home Depot, Inc.                                         22,318
   184,575   Nordstrom, Inc.                                           8,625
   407,500   Staples, Inc.                                            13,737
                                                                   ---------
                                                                      60,104
                                                                   ---------

             TELECOMMUNICATIONS SERVICES - 4.7%
   304,000   ALLTEL Corporation                                       17,862
   475,300   Amdocs Ltd.                                              12,477
   462,500   BellSouth Corporation                                    12,853
   597,600   Citizens Communications Company                          8,241
   960,400   Liberty Media Corporation=                              10,545
   630,250   SBC Communications, Inc.                                16,242
                                                                   ---------
                                                                      78,220
                                                                   ---------

             TOTAL COMMON STOCKS
             (Cost $1,492,813)                                     1,674,231
                                                                   ---------

             CONVERTIBLE BONDS AND NOTES - 0.0%+

     6,000   FNMA 5.375% 12/31/49
             (Cost $600)                                                  636
                                                                   ----------

 SHARES
  (000)
----------
             AFFILIATED INVESTMENT COMPANIES - 0.7%
    11,815   Nations Cash Reserves, Capital Class Shares#
                                                                       11,815
                                                                   ----------

             TOTAL AFFILIATED INVESTMENT COMPANIES
                (Cost $11,815)                                         11,815
                                                                   ----------

             TOTAL INVESTMENTS
                (Cost $1,505,228*)                        100.5%    1,686,682
                                                                   ----------

             TOTAL OTHER ASSETS AND LIABILITIES (NET)      (0.5)%      (7,924)
                                                                   ----------
             NET ASSETS                                   100.0%   $1,678,758
                                                                   ==========

----------
Securities valuation: Securities, including options and futures contracts, traded on a recognized exchange are generally valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on Nasdaq are generally valued at the Nasdaq official closing price. Securities traded only over-the-counter are generally valued at the mean of the latest bid and asked prices. Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds' prospectus.

*    Cost for federal income tax purposes is $1,505,228.

Unrealized appreciation and depreciation at December 31, 2004, based on cost of investments for federal income tax purposes was:

 Unrealized     Unrealized    Net Unrealized
Appreciation   Depreciation    Appreciation
------------   ------------   --------------
   206,128        24,674          181,454

=    Non-income producing security.

+    Amount represents less than 0.1%.

# Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (Note 8). The portion that represents cash collateral is $8,796.

(b) All or portion of security was on loan December 31, 2004. The aggregate cost and market value of securities on loan December 31, 2004 is $7,658 and $8,549, respectively.

ABBREVIATIONS:
ADR  - American Depository Receipt
FNMA - Federal National Mortgage Association
LTD  - Limited

NATIONS FUNDS
NATIONS INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS                            DECEMBER 31, 2004 (UNAUDITED)

                                                                     VALUE
  SHARES                                                             (000)
----------                                                          ------
             COMMON STOCKS - 96.1%
             AUSTRALIA - 0.1%
   373,960   Macquarie Airports Management Ltd.@                    $  920
                                                                    ------

             AUSTRIA - 1.0%
   221,360   Erste Bank der osterreichischen Sparkassen AG=         11,818
                                                                    ------

             BERMUDA - 2.2%
   388,200   Golar LNG Ltd.=                                         5,644
   541,584   Tyco International Ltd.                                19,356
                                                                    ------
                                                                    25,000
                                                                    ------

             BRAZIL - 0.8%
   101,286   Natura Cosmeticos SA                                    2,955
   185,508   Unibanco Holdings, GDR                                  5,884
                                                                    ------
                                                                     8,839
                                                                    ------

             CANADA - 4.1%
   501,610   Celestica, Inc.=                                        7,075
   220,170   Manulife Financial Corporation                         10,180
   161,345   Research In Motion Ltd.=                               13,298
   366,756   Shoppers Drug Mart Corporation                         11,409
   202,020   Talisman Energy, Inc.                                   5,455
                                                                    ------
                                                                    47,417
                                                                    ------

             CAYMAN ISLANDS - 0.5%
 1,540,000   ASM Pacific Technology Ltd. (a)                         5,548
                                                                    ------

             CHINA - 1.2%
   103,560   CNOOC Ltd., ADR                                         5,612
16,272,000   PetroChina Company Ltd.                                 8,687
                                                                    ------
                                                                    14,299
                                                                    ------

             FRANCE - 8.5%
   460,210   Axa                                                    11,372
   133,257   BNP Paribas SA                                          9,654
   117,140   Carrefour SA                                            5,579
   303,160   France Telecom SA=@                                    10,038
   304,882   JC Decaux SA=                                           8,902
   135,743   Regie National Usines Renault                          11,357
   201,606   Sanofi-Synthelabo SA                                   16,113
    57,100   Total SA                                               12,472
    93,390   Vinci SA                                               12,542
                                                                    ------
                                                                    98,029
                                                                    ------

             GERMANY - 2.7%
   243,051   Bayerische Hypo- und Vereinsbank AG=@                   5,523
   423,820   Depfa Bank plc                                          7,125
   271,940   Deutsche Post AG (REGD)                                 6,228
   117,708   Heidelberger Druckmaschinen AG=@                        3,973
    46,119   SAP AG                                                  8,219
                                                                    ------
                                                                    31,068
                                                                    ------

             HONG KONG - 1.2%
 3,074,000   China Netcom Group Corporation Hong Kong Ltd.=          4,172
 1,828,000   Henderson Land Development Company, Ltd.                9,501
                                                                    ------
                                                                    13,673
                                                                    ------

             INDIA - 0.7%
   378,232   ICICI Bank Ltd., ADR                                    7,621
                                                                    ------

             IRELAND - 1.6%

   526,619   Allied Irish Banks plc                                 10,930
   288,123   CRH plc                                                 7,707
                                                                   -------
                                                                    18,637
                                                                   -------

             ITALY - 0.5%
   626,400   Enel SpA@                                               6,155
                                                                   -------

             JAPAN - 11.9%
    76,180   ACOM COMPANY, LTD.                                      5,684
   322,942   CANON Inc.                                             17,490
   211,300   Honda Motor Company Ltd.                               10,992
    41,300   KEYENCE CORPORATION                                     9,277
   550,000   KONICA MINOLTA HOLDINGS, INC.                           7,316
       588   Millea Holdings, Inc.                                   8,738
       884   Mitsubishi Tokyo Financial Group, Inc.                  8,951
     1,371   Net One Systems Co., Ltd.                               5,712
 1,047,000   Nissan Motor Company, Ltd.                             11,461
   145,900   Promise Company, Ltd.                                  10,392
   165,550   TAKEFUJI CORPORATION                                   11,191
   171,500   Trend Micro Inc.                                        9,314
   273,200   YAMADA DENKI CO., LTD.                                 11,725
   117,800   Yamanouchi Pharmaceutical Company, Ltd.                 4,601
   332,000   YAMATO TRANSPORT CO., LTD.                              4,934
                                                                   -------
                                                                   137,778
                                                                   -------

             MEXICO - 2.5%
   287,119   America Movil SA de CV, ADR                            15,032
   239,074   Grupo Televisa SA, ADR                                 14,464
                                                                   -------
                                                                    29,496
                                                                   -------

             NETHERLANDS - 4.8%
   287,780   ABN AMRO Holding NV                                     7,624
   401,217   ING Groep NV                                           12,140
   429,539   Koninklijke (Royal) Philips Electronics NV             11,391
    76,990   Royal Dutch Petroleum Company                           4,432
   442,254   TPG NV                                                 12,011
    39,890   Unilever NV                                             2,675
   345,997   Vedior NV                                               5,639
                                                                   -------
                                                                    55,912
                                                                   -------

             NEW ZEALAND - 1.0%
 2,593,857   Telecom Corporation of New Zealand Ltd.                11,522
                                                                   -------

             NORWAY - 0.7%
   950,200   Telenor ASA                                             8,634
                                                                   -------

             PORTUGAL - 0.7%
   668,860   Portugal Telecom, SGPS, SA                              8,273
                                                                   -------

             SINGAPORE - 2.4%
 8,492,000   Capitaland Ltd. (a)                                    11,081
 8,353,518   Shangri-La Asia Ltd. (a)                               11,983
   599,000   United Overseas Bank                                    5,064
                                                                   -------
                                                                    28,128
                                                                   -------

             SOUTH KOREA - 3.4%
   144,780   KT Corporation                                          5,808
    58,319   Samsung Electronics Company, Ltd.                      25,451
    40,469   SK Telecom Company, Ltd.                                7,699
                                                                   -------
                                                                    38,958
                                                                   -------

             SPAIN - 3.8%
   216,232   Altadis, SA                                             9,912
 1,183,288   Amadeus Global Travel Distribution SA                  12,170
   612,700   Enagas                                                 10,170
   646,890   Telefonica SA=                                         12,172
                                                                   -------
                                                                    44,424
                                                                   -------

             SWEDEN - 1.5%
   569,434   Telefonaktiebolaget LM Ericsson, ADR                   17,932
                                                                   -------

             SWITZERLAND - 8.4%
   202,359   Credit Suisse Group                                     8,540
     6,598   Geberit AG                                              4,829
   168,881   Novartis AG                                             8,505
   158,513   Roche Holding AG                                       18,233
    83,344   Swiss Life Holding=                                    12,119
   117,649   Syngenta AG                                            12,490
   267,221   UBS AG                                                 22,389
    61,426   Zurich Financial Services AG                           10,234
                                                                 ---------
                                                                    97,339
                                                                 ---------

             TAIWAN - 0.5%
   669,325   Taiwan Semiconductor Manufacturing
             Company Ltd., ADR                                       5,683
                                                                 ---------

             UNITED KINGDOM - 24.7%
 6,261,639   ARM Holdings plc=                                      13,283
   766,994   Aviva plc                                               9,248
   753,300   BAA plc                                                 8,446
 1,775,500   BAE Systems plc                                         7,857
   310,300   Barratt Developments plc                                3,542
   437,753   BOC Group plc                                           8,350
   448,393   Boots Group plc                                         5,643
 1,006,100   British Airways plc=                                    4,539
   611,773   British American Tobacco plc                           10,542
 2,251,400   BT Group plc                                            8,775
   365,353   Carnival plc                                           22,292
   497,075   Diageo plc                                              7,091
 2,729,368   EMI Group plc                                          13,886
 1,473,569   Enterprise Inns plc                                    22,492
   624,331   FirstGroup plc                                          4,180
   435,910   GlaxoSmithKline plc                                    10,227
   659,355   HSBC Holdings plc                                      11,127
 1,794,349   InterContinental Hotels Group plc                      22,306
 1,478,461   Kingfisher plc                                          8,792
 1,012,900   Lloyds TSB Group plc                                    9,198
   818,300   Reed Elsevier plc                                       7,549
 2,614,926   Reuters Group plc                                      18,952
   331,496   Royal Bank of Scotland plc                             11,150
 1,081,200   Shell Transport and Trading Company plc                 9,217
 1,107,700   Unilever plc                                           10,878
 3,609,109   Vodafone Group plc                                      9,787
   303,677   Wolseley plc                                            5,676
                                                                 ---------
                                                                   285,025
                                                                 ---------

             UNITED STATES - 4.7%
 1,204,970   News Corporation Inc.                                  22,484
   271,917   NTL Incorporated=                                      19,839
   172,014   Wynn Resorts, Ltd.=                                    11,511
                                                                 ---------
                                                                    53,834
                                                                 ---------

             TOTAL COMMON STOCKS
                (Cost $882,497)                                  1,111,962
                                                                 ---------

  SHARES
   (000)
----------
             AFFILIATED INVESTMENT COMPANIES - 6.0%
    68,849   Nations Cash Reserves, Capital Class
             Shares#                                                68,849
                                                                ----------

             TOTAL AFFILIATED INVESTMENT COMPANIES
             (Cost $68,849)                                         68,849
                                                                ----------

             TOTAL INVESTMENTS
             (Cost $951,346*)                          102.1%    1,180,811
                                                                ----------

             TOTAL OTHER ASSETS AND LIABILITIES (NET)   (2.1)%     (23,814)
                                                                ----------

             NET ASSETS                                100.0%   $1,156,997
                                                                ==========

----------
Securities valuation: Securities, including futures contracts, traded on a recognized exchange are generally valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on Nasdaq are generally valued at the Nasdaq official closing price. Securities traded only over-the-counter are generally valued at the mean of the latest bid and asked prices. Securities which are primarily traded on foreign securities exchanges are generally valued at the last available sale price on their respective exchanges where primarily traded. Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt security prices provided by the pricing service may be based on a matrix pricing system, which considers such factors as security prices, yields and maturities on comparable securities. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds' prospectus.

Trading in securities on most foreign exchanges and over the counter markets is normally completed before the close of the domestic stock market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Master Portfolio's net assets are calculated, such securities may be valued at fair value in accordance with procedures adopted by the Board of Trustees. Nations Funds has retained an independent fair value pricing service to assist in the fair valuation process for Funds that primarily invest in international securities.

*    Cost for federal income tax purposes is $951,346.

Unrealized appreciation and depreciation at December 31, 2004, based on cost of investments for federal income tax purposes was:

 Unrealized     Unrealized    Net Unrealized
Appreciation   Depreciation    Appreciation
------------   ------------   --------------
   233,492         4,027          229,465

@ Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

=    Non-income producing security.

# Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (Note 7). The portion that represents cash collateral is $16,095

(a) All or a portion of security was on loan at December 31, 2004. The aggregate cost and market value of securities on loan at December 31, 2004 is $12,049 and $15,294, respectively.

ABBREVIATIONS:
ADR  - American Depository Receipt
LTD  - Limited
GDR  - Global Depository Receipt
REGD - Registered

NATIONS FUNDS
NATIONS INTERNATIONAL VALUE FUND
SCHEDULE OF INVESTMENTS                            DECEMBER 31, 2004 (UNAUDITED)

                                                                     VALUE
  SHARES                                                             (000)
----------                                                         --------
             COMMON STOCKS - 111.2%

             BELGIUM - 1.2%
 1,176,600   InBev ORD                                             $ 45,644
                                                                   --------

             BRAZIL - 5.1%
   241,760   Brasil Telecom Participacoes SA, ADR                     9,223
11,414,270   Centrais Electricas Brasileiras SA, ADR=                82,727
 1,786,200   Petroleo Brasileiro SA, ADR                             64,678
    98,437   Tele Centro Oeste Celular Participacoes SA, ADR=(a)        972
     7,626   Tele Leste Celular Participacoes SA, ADR=(a)                93
 2,164,000   Tele Norte Leste Participacoes SA, ADR                  36,507
    92,996   Telesp Celular Participacoes SA, ADR=                      632
    61,418   Tim Participacoes SA, ADR(a)                               947
                                                                   --------
                                                                    195,779
                                                                   --------

             CANADA - 0.7%
13,599,000   Bombardier Inc., Class B                                27,013
                                                                   --------

             FRANCE - 2.7%
 3,835,200   Alcatel SA=(a)                                          59,944
   524,962   Regie National Usines Renault                           43,919
                                                                   --------
                                                                    103,863
                                                                   --------

             GERMANY - 12.8%
 2,113,700   Bayerische Hypo-und Vereinsbank AG, ADR=                48,066
   845,480   Bayerische Hypo- und Vereinsbank AG=@                   19,214
 2,307,756   Commerzbank AG=                                         47,680
   469,300   DaimlerChrysler AG (REGD)                               22,519
 6,010,800   Deutsche Telekom AG=(a)                                136,324
   538,460   E.On AG(a)                                              49,000
 1,226,400   Heidelberger Druckmaschinen AG=@                        41,394
   253,261   Hypo Real Estate Holdings AG=(a)                        10,506
   556,100   Schering AG                                             41,480
 1,781,900   Volkswagen AG                                           80,897
                                                                   --------
                                                                    497,080
                                                                   --------

             ITALY - 3.5%
14,352,650   Banca Intesa SpA                                        69,017
 1,649,181   Telecom Italia SpA                                      67,402
                                                                   --------
                                                                    136,419
                                                                   --------

             JAPAN - 20.2%
 1,509,000   Dai Nippon Printing Company, Ltd.                       24,277
 1,767,600   Daiichi Pharmaceutical Company, Ltd.                    38,267
 1,199,825   Hitachi, Ltd.                                           83,304
     9,040   Japan Tobacco, Inc.                                    103,135
     1,022   Japan Tobacco, Inc.@                                    11,660
 4,008,310   Matsushita Electric Industrial Company Ltd.             64,333
22,180,000   Mitsubishi Heavy Industries, Ltd.                       62,958
 7,971,641   Mitsubishi Tokyo Financial Group Inc.                   81,470
 3,200,000   Mitsui Sumitomo Insurance Company, Ltd.                 27,849
 3,594,400   Nippon Oil Corporation                                  23,037
 2,571,180   Nippon Telegraph and Telephone Corporation              57,980
 1,125,000   Ono Pharmaceutical Company, Ltd.                        63,203
 1,844,200   Sankyo Company, Ltd.                                    41,631
     2,986   Sumitomo Mitsui Financial Group, Inc.                   21,692
10,757,100   Sumitomo Mitsui Financial Group, Inc., ADR              78,208
    26,000   Taisho Pharmaceutical Company, Ltd.                        567
                                                                   --------
                                                                    783,571
                                                                   --------

             MEXICO - 2.0%
 2,023,850   Telefonos de Mexico SA de CV 'L', ADR                   77,554
                                                                   --------
             NETHERLANDS - 11.1%

 3,072,880   ABN AMRO Holding NV                                      81,739
 4,446,900   Aegon NV                                                 60,626
   970,000   Akzo Nobel NV                                            41,215
 1,557,678   ING Groep NV                                             47,131
 7,383,700   Koninklijke Ahold NV=                                    57,207
 4,922,466   Koninklijke Ahold NV=@                                   38,138
 1,514,768   Unilever NV                                             101,568
                                                                   ---------
                                                                     427,624
                                                                   ---------

             NEW ZEALAND - 1.9%
 2,067,200   Telecom Corporation of New Zealand Ltd.                  73,303
                                                                   ---------

             PORTUGAL - 2.6%
 8,194,176   Portugal Telecom, SGPS, SA (REGD)                       100,870
                                                                   ---------

             RUSSIA - 2.0%
   636,870   LUKOIL, ADR                                              77,316
                                                                   ---------

             SINGAPORE - 5.1%
   263,453   DBS Group Holdings Ltd., ADR                             10,394
 8,994,000   DBS Group Holdings Ltd., ADR@                            88,706
 2,550,900   Jardine Matheson Holdings Ltd.(a)                        40,559
 7,142,000   Overseas-Chinese Banking Corporation                     59,065
                                                                   ---------
                                                                     198,724
                                                                   ---------

             SOUTH KOREA - 3.7%
 6,114,300   Korea Electric Power Corporation, ADR(a)                 80,953
 2,914,300   KT Corporation, ADR(a)                                   63,561
                                                                   ---------
                                                                     144,514
                                                                   ---------

             SPAIN - 8.1%
 1,294,000   Banco Bilbao Vizcaya Argentaria SA@                      22,929
 5,992,233   Banco Bilbao Vizcaya Argentaria SA, ADR                 106,301
 3,759,000   Banco Santander Central Hispano SA                       46,729
 2,446,232   Telefonica SA                                           138,211
                                                                   ---------
                                                                     314,170
                                                                   ---------

             SWITZERLAND - 9.0%
   670,200   Nestle SA (REGD)                                        175,669
 2,291,700   Swisscom AG, ADR(a)                                      90,591
 3,479,619   Zurich Financial Services AG=                            58,019
 1,400,740   Zurich Financial Services AG=@                           23,356
                                                                   ---------
                                                                     347,635
                                                                   ---------

             UNITED KINGDOM - 17.8%
 4,485,630   BAE Systems plc                                          79,402
 1,152,030   BT Group plc                                             45,540
 3,804,000   Corus Group plc, ADR=(a)                                 37,355
 5,733,600   GlaxoSmithKline plc                                     134,516
 1,159,620   Imperial Chemical Industries plc, ADR                    21,372
18,541,415   Invensys plc, ADR=(a)                                    11,036
23,160,268   Invensys plc=@                                            6,892
17,026,100   ITV plc                                                  34,405
   366,400   Marks & Spencer Group plc                                 2,413
 2,009,480   Marks & Spencer Group plc, ADR                           79,398
22,958,200   Royal & Sun Alliance Insurance Group plc                 34,160
22,958,200   Royal & Sun Alliance Insurance Group plc@                34,160
 8,125,500   Unilever plc                                             79,795
22,784,965   WM Morrison Supermarkets plc                             90,552
                                                                   ---------
                                                                     690,996
                                                                   ---------

             VENEZUELA - 1.7%
 2,878,864   Compania Anonima Nacional Telefonos de Venezuela,
             ADR                                                      64,458
                                                                   ---------

             TOTAL COMMON STOCKS
                (Cost $3,462,887)                                  4,306,533
                                                                   ---------

             PREFERRED STOCKS - 0.5%

             BRAZIL - 0.5%
   663,200   Telecomunicacoes Brasileiras SA - Telebras, ADR(a)       21,342
                                                                   ---------
             TOTAL PREFERRED STOCKS
                (Cost $38,155)                                        21,342
                                                                   ---------

  SHARES
  (000)
---------
             AFFILIATED INVESTMENT COMPANIES - 12.8%
   496,195   Nations Cash Reserves, Capital Class Shares#               496,195
                                                                     ----------
             TOTAL AFFILIATED INVESTMENT COMPANIES
                (Cost $496,195)                                         496,195
                                                                     ----------
             TOTAL INVESTMENTS
                (Cost $3,997,237*)                          124.5%    4,824,070
                                                                     ----------
             TOTAL OTHER ASSETS AND LIABILITIES (NET)       (24.5)%    (950,529)
                                                                     ----------
             NET ASSETS                                     100.0%   $3,873,541
                                                                     ==========

----------
Securities valuation: Securities, including futures contracts, traded on a recognized exchange are generally valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on Nasdaq are generally valued at the Nasdaq official closing price. Securities traded only over-the-counter are generally valued at the mean of the latest bid and asked prices. Securities which are primarily traded on foreign securities exchanges are generally valued at the last available sale price on their respective exchanges where primarily traded. Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt security prices provided by the pricing service may be based on a matrix pricing system, which considers such factors as security prices, yields and maturities on comparable securities. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds' prospectus.

Trading in securities on most foreign exchanges and over the counter markets is normally completed before the close of the domestic stock market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Master Portfolio's net assets are calculated, such securities may be valued at fair value in accordance with procedures adopted by the Board of Trustees. Nations Funds has retained an independent fair value pricing service to assist in the fair valuation process for Funds that primarily invest in international securities.

*    Cost for federal income tax purposes is $3,997,237.

Unrealized appreciation and depreciation at December 31, 2004, based on cost of investments for federal income tax purposes was:

 Unrealized     Unrealized    Net Unrealized
Appreciation   Depreciation    Appreciation
------------   ------------   --------------
  1,064,222       237,389         826,833

@ Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

=    Non-income producing security.

# Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity. The portion that represents cash collateral is $373,955.

(a) All or a portion of security was on loan at December 31, 2004. The aggregate cost and market value of securities on loan at December 31, 2004 is $249,496 and $359,270, respectively.

ABBREVIATIONS:

ADR - American Depository Receipt
Ltd. - Limited
REGD - Registered

NATIONS FUNDS
NATIONS MARSICO INTERNATIONAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS                            DECEMBER 31, 2004 (UNAUDITED)

                                                                               VALUE
  SHARES                                                                       (000)
----------                                                                   --------
             COMMON STOCKS - 93.8%
             AUSTRIA - 2.1%
   370,352   Erste Bank der osterreichischen Sparkassen AG                   $ 19,769
                                                                             --------

             BERMUDA - 4.4%
   648,683   Golar LNG Ltd.=                                                    9,430
   907,963   Tyco International Ltd.                                           32,451
                                                                             --------
                                                                               41,881
                                                                             --------

             BRAZIL - 1.5%
   168,111   Natura Cosmeticos SA@                                              4,905
   302,126   Unibanco Holdings, GDR                                             9,583
                                                                             --------
                                                                               14,488
                                                                             --------

             CANADA - 5.3%
   268,742   Research In Motion Ltd.=                                          22,150
   612,782   Shoppers Drug Mart Corporation                                    19,061
   334,381   Talisman Energy Inc.                                               9,028
                                                                             --------
                                                                               50,239
                                                                             --------

             CAYMAN ISLANDS - 1.0%
 2,569,500   ASM Pacific Technology Ltd. (a)                                    9,256
                                                                             --------

             CHINA - 1.0%
   173,263   CNOOC Ltd., ADR                                                    9,389
                                                                             --------

             FRANCE - 4.5%
   490,193   JC Decaux SA=                                                     14,312
   221,266   Regie National Usines Renault=                                    18,512
    42,880   Total SA                                                           9,366
                                                                             --------
                                                                               42,190
                                                                             --------

             GERMANY - 2.4%
   395,843   Bayerische Hypo- und Vereinsbank AG=                               8,996
    76,315   SAP AG                                                            13,600
                                                                             --------
                                                                               22,596
                                                                             --------

             INDIA - 1.3%
   621,025   ICICI Bank Ltd., ADR                                              12,514
                                                                             --------

             JAPAN - 13.7%
   262,000   CANON Inc.                                                        14,189
    68,400   KEYENCE CORPORATION                                               15,364
       978   Millea Holdings, Inc.                                             14,534
     1,452   Mitsubishi Tokyo Financial Group, Inc.                            14,702
     2,256   Net One Systems Co., Ltd.                                          9,399
 1,749,600   Nissan Motor Company, Ltd.                                        19,152
   283,500   Trend Micro Inc.                                                  15,398
   448,600   YAMADA DENKI CO., LTD.                                            19,253
   541,000   YAMATO TRANSPORT CO., LTD.                                         8,041
                                                                             --------
                                                                              130,032
                                                                             --------

             MEXICO - 5.1%
   467,614   America Movil SA de CV,  ADR                                      24,480
   388,802   Grupo Televisa SA, ADR                                            23,523
                                                                             --------
                                                                               48,003
                                                                             --------

             SINGAPORE - 4.0%
14,177,000   Capitaland Ltd. (a)                                               18,499
13,385,665   Shangri-La Asia Ltd.@ (a)                                         19,202
                                                                             --------
                                                                               37,701
                                                                             --------

             SOUTH KOREA - 2.0%
    44,070   Samsung Electronics Company, Ltd.                                 19,232
                                                                             --------

             SWEDEN - 3.2%
   954,657   Telefonaktiebolaget LM Ericsson, ADR                              30,062
                                                                             --------

             SWITZERLAND - 10.3%
   265,205   Roche Holding AG                                                  30,505
   138,112   Swiss Life Holding=                                               20,083
    90,526   Syngenta AG                                                        9,611
   446,482   UBS AG=                                                           37,409
                                                                             --------
                                                                               97,608
                                                                             --------

             TAIWAN - 1.0%
 1,083,042   Taiwan Semiconductor Manufacturing Company Ltd., ADR               9,195
                                                                             --------

             UNITED KINGDOM - 21.5%
10,462,119   ARM Holdings plc                                                  22,196
   714,949   Boots Group plc                                                    8,998
   611,265   Carnival plc                                                      37,296
 4,445,167   EMI Group plc                                                     22,616
 2,465,397   Enterprise Inns lc                                                37,629
 1,101,674   HSBC Holdings plc                                                 18,591
 3,002,090   InterContinental Hotels Group plc                                 37,320
 2,569,122   Reuters Group plc                                                 18,620
                                                                             --------
                                                                              203,266
                                                                             --------

             UNITED STATES - 9.5%
 2,020,140   News Corporation Inc.                                             37,696
   455,867   NTL Incorporated=                                                 33,260
   286,401   Wynn Resorts, Ltd.=                                               19,166
                                                                             --------
                                                                               90,122
                                                                             --------

             TOTAL COMMON STOCKS
             (Cost $738,812)                                                  887,543
                                                                             --------

  SHARES
   (000)
----------
             AFFILIATED INVESTMENT COMPANIES - 10.3%
    97,887   Nations Cash Reserves, Capital Class Shares#                      97,887
                                                                             --------

             TOTAL AFFILIATED INVESTMENT COMPANIES
                (Cost $97,887)                                                 97,887
                                                                             --------

             TOTAL INVESTMENTS
                (Cost $836,699*)                                   104.1%     985,430
                                                                             --------

             TOTAL OTHER ASSETS AND LIABILITIES (NET)               (4.1)%    (38,436)
                                                                             --------

             NET ASSETS                                            100.0%    $946,994
                                                                             ========

----------
Securities valuation: Securities, including futures contracts, traded on a recognized exchange are generally valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on Nasdaq are generally valued at the Nasdaq official closing price. Securities traded only over-the-counter are generally valued at the mean of the latest bid and asked prices. Securities which are primarily traded on foreign securities exchanges are generally valued at the last available sale price on their respective exchanges where primarily traded. Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt security prices provided by the pricing service may be based on a matrix pricing system, which considers such factors as security prices, yields and maturities on comparable securities. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds' prospectus.

Trading in securities on most foreign exchanges and over the counter markets is normally completed before the close of the domestic stock market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Master Portfolio's net assets are calculated, such securities may be valued at fair value in accordance with procedures adopted by the Board of Trustees. Nations Funds has retained an independent fair value pricing service to assist in the fair valuation process for Funds that primarily invest in international securities.

=    Non-income producing security.

*    Cost for federal income tax purposes is $836,699.

Unrealized appreciation and depreciation at December 31, 2004, based on cost of investments for federalincome tax purposes was:

 Unrealized     Unrealized    Net Unrealized
Appreciation   Depreciation    Appreciation
------------   ------------   --------------
  $150,398         1,667         $148,731

@ Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

# Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity. The portion that represents cash collateral is $22,252.

(a) All or a portion of security was on loan at December 31, 2004. The aggregate cost and market value of securities on loan at December 31, 2004 is $17,146 and $21,160, respectively.

ABBREVIATIONS:
ADR - American Depository Receipt
GDR - Global Depository Receipt
Ltd. - Limited

NATIONS FUNDS
NATIONS HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS                            DECEMBER 31, 2004 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                            VALUE
  (000)                                                             (000)
----------                                                         -------
             ASSET BACKED SECURITIES - 0.6%
             ASSET-BACKED - OTHER - 0.6%
             (COST $6,879)
$    6,861   Gilroy Asset Receivable Loan,                         $ 6,861
             10.000% 09/30/14                                      -------

  SHARES
----------

             COMMON STOCKS - 1.4%
             AUTOMOTIVE - 0.4%
   357,400   Goodyear Tire & Rubber Company=  (a)                    5,239
                                                                    ------

             BROADCASTING AND CABLE - 0.4%
   631,273   UnitedGlobalCom, Inc., Class A=                         6,099
                                                                    ------

             HEALTH SERVICES - 0.1%
       139   Fountain View Inc.=                                         2
   474,443   QuadraMed Corporation=                                  1,186
                                                                    ------
                                                                     1,188
                                                                    ------

             METALS AND MINING - 0.3%
   711,489   ACP Holding Company=                                    1,263
   158,250   Thermadyne Holdings Corporation=                        2,081
                                                                    ------
                                                                     3,344
                                                                    ------

             PAPER AND FOREST PRODUCTS - 0.1%
   115,300   Abitibi-Consolidated Inc. (a)                             798
                                                                    ------

             TELECOMMUNICATIONS SERVICES - 0.1%
    88,991   Globix Corporation=                                       320
     6,617   ICO Global Communications Holdings LTD.=                    4
   275,617   Neon Communications, Inc.=                                345
     7,934   Remote Dynamics Inc.=                                       8
    39,823   US Unwired Inc.=                                          191
                                                                    ------
                                                                       868
                                                                    ------

             TOTAL COMMON STOCKS
                (Cost $12,041)                                      17,536
                                                                    ------

 PRINCIPAL
  AMOUNT
   (000)
----------
             CONVERTIBLE BONDS AND NOTES - 2.5%
             AIRLINES - 0.2%
    $2,885   Delta Air Lines, Inc.,                                  1,900
             8.000% 06/03/23(a)                                      -----

             BROADCASTING AND CABLE - 0.0%+
     1,125   Adelphia Communications Corporation, Class A,             242
             0.000%*** 02/15/06(b)                                   -----

             COMPUTER SERVICES - 0.1%
     1,480   Electronic Data Systems Corporation,                    1,563
             3.875% 07/15/23                                         -----

             FINANCE - MISCELLANEOUS - 0.3%
     3,510   Providian Financial Corporation,                        3,506
             3.250% 08/15/05                                        ------

             HEALTH SERVICES - 0.9%
     8,605   Laboratory Corporation of America Holdings,             6,637
             1.570%*** 09/11/21
     3,500   Lincare Holdings Inc.,                                  3,741
             3.000% 06/15/33
     1,420   Lincare Holdings Inc.,                                  1,518
             3.000% 06/15/33                                        ------
                                                                    11,896
                                                                    ------

             INSURANCE - 0.1%
       900   Loews Corporation,                                        884
             3.125% 09/15/07                                        ------

             NETWORKING AND TELECOMMUNICATIONS EQUIPMENT - 0.8%
     8,335   CIENA Corporation,                                      7,397
             3.750% 02/01/08
     2,565   Riverstone Networks, Inc.,                              2,334
             3.750% 12/01/06(b)@ (a)                                ------
                                                                     9,731
                                                                    ------

             SEMICONDUCTORS - 0.1%
       790   LSI Logic Corporation,                                    781
             4.000% 11/01/06 (a)                                    ------

             TELECOMMUNICATIONS SERVICES - 0.0%+
     3,897   At Home Corporation, Series A,                            526
             4.750% 12/15/06(b)                                     ------

             TOTAL CONVERTIBLE BONDS AND NOTES
                (Cost $30,718)                                      31,029
                                                                    ------

             CORPORATE BONDS AND NOTES - 63.0%
             AEROSPACE AND DEFENSE - 1.3%
       520   BE Aerospace, Inc.,                                       572
             8.500% 10/01/10
       980   BE Aerospace, Inc., Series B,                             981
             8.000% 03/01/08 (a)
     7,360   BE Aerospace, Inc., Series B,                           7,691
             8.875% 05/01/11 (a)
     2,635   Sequa Corporation, Class A,                             2,971
             9.000% 08/01/09
     3,115   Sequa Corporation, Series B,                            3,411
             8.875% 04/01/08                                        ------

                                                                    15,626
                                                                    ------

             AIRLINES - 2.6%
       810   American Airlines, Inc., Series 2001-1,                   568
             7.377% 05/23/19
     7,032   Continental Airlines, Inc., Class B,                    6,785
             7.875% 07/02/18
     2,200   Delta Air Lines, Inc.,                                  1,623
             10.000% 08/15/08 (a)
     4,295   Delta Air Lines, Inc.,                                  2,620
             10.375% 02/01/11
     2,165   Delta Air Lines, Inc.,                                  1,104
             9.750% 05/15/21 (a)
       715   Delta Air Lines, Inc.,                                    354
             9.250% 03/15/22 (a)
     2,735   Delta Air Lines, Inc.,                                  1,395
             10.375% 12/15/22 (a)
    11,544   Delta Air Lines, Inc.,                                  5,599

\

             8.300% 12/15/29 (a)
     3,535   Northwest Airlines Inc.,                                3,394
             8.875% 06/01/06 (a)
     2,800   Northwest Airlines Inc.,                                2,527
             9.875% 03/15/07 (a)
     7,010   Northwest Airlines Inc.,                                5,906
             10.000% 02/01/09 (a)
       277   Northwest Airlines Inc., Series 1996-1,                   188
             8.970% 01/02/15                                        ------
                                                                    32,063
                                                                    ------

             AUTOMOTIVE - 3.8%
       455   Advanced Accessory Systems Corporation,                   432
             10.750% 06/15/11 (a)
     4,310   ArvinMeritor, Inc.,                                     4,978
             8.750% 03/01/12
     5,425   Collins & Aikman Corporation,                           4,686
             12.875% 08/15/12@ (a)
     2,080   Cooper Standard Auto,                                   2,111
             7.000% 12/15/12@ (a)
     3,720   Dana Corporation,                                       3,711
             7.000% 03/01/29
     4,300   Goodyear Tire & Rubber Company Credit Revolver,         4,354
             7.030%** 03/31/06 (I)
     1,905   Goodyear Tire & Rubber Company,                         1,991
             6.625% 12/01/06 (a)
       982   Goodyear Tire & Rubber Company,                           987
             6.375% 03/15/08 (a)
    10,570   Goodyear Tire & Rubber Company,                        12,287
             11.000% 03/01/11@ (a)
     7,165   Mark IV Industries, Inc.,                               6,985
             7.500% 09/01/07
     1,970   Tenneco Automotive Inc., Series B,                      2,325
             10.250% 07/15/13                                       ------
                                                                    44,847
                                                                    ------

             BROADCASTING AND CABLE - 3.5%
     1,755   Adelphia Communications Corporation, Class A,           1,707
             0.000%*** 11/01/06(a)(b)
     3,595   Adelphia Communications Corporation, Class A,           3,550
             9.375% 11/15/09 (a)(b)
     8,685   Adelphia Communications Corporation, Class A,           8,794
             10.250% 06/15/11(a)(b)
       205   Adelphia Communications Corporation, Series B,            196
             9.250% 10/01/05(b)
     4,900   Frontiervision Operating Partners LP,                   6,419
             0.000%*** 10/15/06(b)
     3,460   Frontiervision Operating Partners LP,                   4,619
             0.000%*** 09/15/07(b)
     1,135   Frontiervision Operating Partners LP, Series B,         1,515
             0.000%*** 09/15/07(b)
     8,905   Paxson Communications Corporation,                      8,326
             (0.000)% due 01/15/09
             12.250% beginning 01/15/06
             10.610%*** 01/15/09
     2,910   Rainbow National Services LLC,                          3,281
             10.375% 09/01/14@
     2,410   Spanish Broadcasting System, Inc., Class A,             2,531
             9.625% 11/01/09
     1,355   Young Broadcasting Inc., Class A,                       1,450
             8.500% 12/15/08                                        ------
                                                                    42,388
                                                                    ------

             BUILDING MATERIALS - 0.2%
     1,960   MMI Products, Inc., Series B,                           1,989
                                                                    ------
             11.250% 04/15/07

             CHEMICALS - BASIC - 2.5%
     4,060   Equistar Chemicals, LP,                                 4,009
             7.550% 02/15/26
     3,675   Geo Sub Corporation,                                    3,693
             11.000% 05/15/12
     4,115   Lyondell Chemical Company,                              4,465
             9.500% 12/15/08
     1,830   Lyondell Chemical Company,                              2,178
             10.500% 06/01/13 (a)
     1,980   Millennium America Inc.,                                2,059
             7.000% 11/15/06
     3,525   Millennium America Inc.,                                3,472
             7.625% 11/15/26
     8,140   Terra Capital Inc.,                                    10,175
             12.875% 10/15/08                                       ------
                                                                    30,051
                                                                    ------

             CHEMICALS - SPECIALTY - 1.0%
     4,530   Equistar Chemicals, LP,                                 5,254
             10.625% 05/01/11
     1,735   FMC Corporation,                                        1,991
             10.250% 11/01/09
     2,330   Foamex LP,                                              2,278
             10.750% 04/01/09 (a)
     2,790   Sovereign Specialty Chemicals, Inc.,                    2,989
             11.875% 03/15/10                                       ------
                                                                    12,512
                                                                    ------

             COMMERCIAL SERVICES - 2.1%
     2,633   CB Richard Ellis Services Inc.,                         3,002
             9.750% 05/15/10
     2,730   CB Richard Ellis Services Inc.,                         3,140
             11.250% 06/15/11
     4,630   Chemed Corporation,                                     4,838
             8.750% 02/24/11
       940   Goodman Global Holding Company, Inc.,                     954
             5.760%** 06/15/12@
     2,295   Great Lakes Dredge & Dock Company,                      2,088
             7.750% 12/15/13 (a)
     3,580   Interline Brands Inc.,                                  4,028
             11.500% 05/15/11
     4,745   Language Line Inc.,                                     5,029
             11.125% 06/15/12
     2,380   Vertrue Inc.,                                           2,523
             9.250% 04/01/14                                        ------
                                                                    25,602
                                                                    ------

             COMPUTER SERVICES - 0.2%
     1,210   Electronic Data Systems Corporation,                    1,333
             7.125% 10/15/09 (a)
     1,065   Electronic Data Systems Corporation,                    1,151
             7.450% 10/15/29
       525   Electronic Data Systems Corporation, Series B,            554
             6.500% 08/01/13                                        ------
                                                                     3,038
                                                                    ------

             COMPUTERS AND OFFICE EQUIPMENT - 0.1%
     1,785   Stratus Technologies Inc.,                              1,611
             10.375% 12/01/08 (a)                                   ------

             CONSTRUCTION - 1.2%
     4,465   Dayton Superior Corporation,                            4,778
             10.750% 09/15/08
     5,850   The Shaw Group Inc.,                                    6,449
             10.750% 03/15/10 (a)
     2,398   URS Corporation,                                        2,758
             11.500% 09/15/09
     1,087   URS Corporation, Series B,                              1,158
                                                                    ------

             12.250% 05/01/09 (a)
                                                                    15,143
                                                                    ------

             CONSUMER SERVICES - 1.5%
     4,600   Jafra Cosmetics,                                        5,198
             10.750% 05/15/11
     2,000   Jostens IH Corporation, Term Loan,                      2,013
             4.670% 10/04/11
     7,010   Protection One, Inc.,                                   7,080
             7.375% 08/15/05
     3,760   Protection One, Inc., Series B,                         3,610
             8.125% 01/15/09                                        ------
                                                                    17,901
                                                                    ------

             DIVERSIFIED ELECTRONICS - 0.2%
     2,175   Knowles Electronics Holdings, Inc.,                     2,267
             13.125% 10/15/09 (a)                                   ------

             DIVERSIFIED MANUFACTURING - 0.7%
     1,165   Dresser-Rand Group Inc.,                                1,188
             7.375% 11/01/14@
     3,340   Invista,                                                3,725
             9.250% 05/01/12@
     3,305   Mueller Group Inc.,                                     3,602
             10.000% 05/01/12 (a)                                   ------
                                                                     8,515
                                                                    ------

             ELECTRIC POWER - NON NUCLEAR - 6.9%
     4,975   AES Corporation,                                        5,398
             7.750% 03/01/14
     6,930   AES Corporation,                                        7,935
             9.000% 05/15/15@
     4,763   AES Eastern Energy LP, Series 1999-A,                   5,406
             9.000% 01/02/17
     1,175   AES Eastern Energy LP, Series 1999-B,                   1,369
             9.670% 01/02/29
     1,475   Caithness Coso Funding Corporation, Series B,           1,622
             9.050% 12/15/09
       760   Calpine Corporation,                                      747
             7.625% 04/15/06 (a)
     1,890   Calpine Corporation,                                    1,654
             8.750% 07/15/07 (a)
     1,370   Calpine Corporation,                                    1,048
             7.750% 04/15/09 (a)
    13,717   Calpine Corporation,                                   11,762
             8.500% 07/15/10@ (a)
     2,393   Cedar Brakes I LLC, Series B,                           2,710
             8.500% 02/15/14
     5,594   Cedar Brakes II LLC,                                    6,684
             9.875% 09/01/13
     1,090   Consumers Energy Company,                               1,138
             6.250% 09/15/06
       413   ESI Tractebel Acquisition Corporation, Series B,          436
             7.990% 12/30/11
     2,185   Mirant Americas Generation LLC,                         2,311
             8.300% 05/01/11(b)
     1,670   Mirant Americas Generation LLC,                         1,741
             8.500% 10/01/21(b)
     2,390   Mirant Americas Generation LLC,                         2,492
             9.125% 05/01/31(b)(a)
     1,400   Mirant Revolving Credit Facility (Citigroup),             986
             4.816%** 01/15/05(b)(I)
     2,526   Mirant Revolving Credit Facility (J.P. Morgan           1,913
             Chase & Company), 0.000%*** 07/17/05(b)(I)
     7,870   NRG Energy, Inc.,                                       8,578
             8.000% 12/15/13@
     5,375   PG&E Transmission Northwest,                            5,460

             7.100% 06/01/05
     1,645   Reliant Energy Inc.,                                    1,834
             9.250% 07/15/10 (a)
        93   Salton Sea Funding, Series B,                              94
             7.370% 05/30/05
     4,390   Southern California Edison Company,                     4,781
             8.000% 02/15/07
     3,224   Tiverton/Rumford Power Association,                     2,579
             9.000% 07/15/18@
     1,770   Westar Energy, Inc.,                                    1,925
             7.875% 05/01/07
       375   Westar Energy, Inc.,                                      412
             7.125% 08/01/09                                        ------
                                                                    83,015
                                                                    ------

             EXPLORATION AND PRODUCTION - 2.8%
    11,830   EL Paso Production Holding Company,                    12,393
             7.750% 06/01/13
     1,381   Energy Corporation of America, Series A,                1,319
             9.500% 05/15/07
     2,730   Evergreen Resources, Inc.,                              2,852
             5.875% 03/15/12
     3,350   Forest Oil Corporation,                                 3,827
             8.000% 12/15/11
       400   Hilcorp Energy,                                           452
             10.500% 09/01/10@
       390   Newfield Exploration Company,                             439
             7.625% 03/01/11
       390   Newfield Exploration Company,                             437
             8.375% 08/15/12
     1,960   Plains Exploration & Production Company, Series B,      2,190
             8.750% 07/01/12
     1,030   Stone Energy Corporation,                               1,112
             8.250% 12/15/11
     2,310   Venoco Inc.,                                            2,379
             8.750% 12/15/11@
     1,695   Vintage Petroleum, Inc.,                                1,805
             7.875% 05/15/11
     4,435   Vintage Petroleum, Inc.,                                4,890
             8.250% 05/01/12                                        ------
                                                                    34,095
                                                                    ------

             FINANCE - MISCELLANEOUS - 1.1%
     2,140   Dollar Financial Group Inc.,                            2,322
             9.750% 11/15/11
     3,965   Fremont General Corporation, Series B,                  4,024
             7.875% 03/17/09
     2,290   LaBranche & Company Inc.,                               2,336
             9.500% 05/15/09 (a)
     4,055   LaBranche & Company Inc.,                               4,359
             11.000% 05/15/12                                       ------
                                                                    13,041
                                                                    ------

             FOOD PRODUCTS - 1.3%
     3,270   National Beef Packing Company LLC,                      3,434
             10.500% 08/01/11
     2,960   Pinnacle Foods Group, Inc.,                             2,819
             8.250% 12/01/13 (a) @
     1,395   Pinnacle Foods Group, Inc.,                             1,329
             8.250% 12/01/13@ (a)
     1,290   Seminis, Inc.,                                          1,451
             10.250% 10/01/13
     1,225   Swift & Company,                                        1,366
             10.125% 10/01/09
     4,305   Swift & Company,                                        4,864
             12.500% 01/01/10                                       ------
                                                                    15,263
                                                                    ------

             HEALTH SERVICES - 2.1%

   6,000    AmeriPath, Inc.,                                        6,375
            10.500% 04/01/13
   4,075    HCA Inc.,                                               4,450
            8.360% 04/15/24
   4,260    HCA Inc.,                                               3,988
            7.500% 11/15/95
      90    HCA Inc., MTN,                                             91
            7.750% 07/15/36
   8,560    Quintiles Transnational Corporation,                    9,588
            10.000% 10/01/13
     455    Vanguard Health Holding Company,                          487
            9.000% 10/01/14@
   1,225    Vanguard Health Holding Company,                          802
            (10.150)%*** due 10/01/15                              ------
            11.250% beginning 10/01/09
            0.000% 10/01/15@ (a)
                                                                   25,781
                                                                   ------

            HEAVY MACHINERY - 0.4%
   4,365    JLG Industries, Inc.,                                   4,714
            8.250% 05/01/08                                        ------

            HOUSEHOLD PRODUCTS - 0.2%
   2,400    Fedders North America Inc.,                             1,956
            9.875% 03/01/14 (a)                                    ------


            INSURANCE - 0.6%
   5,775    Crum & Forster Holdings Corporation,                    6,440
            10.375% 06/15/13
   9,865    Lumbermens Mutual Casualty,                                 1
            9.150% 07/01/26@(b)
     180    Lumbermens Mutual Casualty,                                 0++
            8.300% 12/01/37@(b)
   4,600    Lumbermens Mutual Casualty,                                 0++
            8.450% 12/01/97@(b)
     510    UnumProvident Corporation,                                460
            6.750% 12/15/28                                        ------
                                                                    6,901
                                                                   ------

            LODGING AND RECREATION - 2.7%
     310    Caesars Entertainment, Inc.,                              342
            9.375% 02/15/07
   1,460    Gaylord Entertainment Company,                          1,577
            8.000% 11/15/13
   3,230    ITT Corporation,                                        3,593
            7.375% 11/15/15
   1,015    ITT Corporation,                                        1,056
            7.750% 11/15/25
   2,627    Jacobs Entertainment, Inc.,                             2,969
            11.875% 02/01/09
   2,080    LCE Acquisition Corporation,                            2,252
            9.000% 08/01/14@
     720    Mandalay Resort Group,                                    823
            9.500% 08/01/08
   1,805    Six Flags, Inc.,                                        1,832
            9.750% 04/15/13 (a)
   4,070    Six Flags, Inc.,                                        4,090
            9.625% 06/01/14
   7,910    Trump Atlantic City Associates,                         7,543
            11.250% 05/01/06 (a) (b)
     435    United Artists Theatre Circuit Inc., Series 1995-A,       444
            9.300% 07/01/15
   5,113    Venetian Casino Resort, LLC,                            5,835
            11.000% 06/15/10                                       ------
                                                                   32,356
                                                                   ------

            MEDICAL DEVICES AND SUPPLIES - 0.4%
   2,275    Fisher Scientific International Inc.,                   2,525
            8.125% 05/01/12
   1,905    National Nephrology Associates, Inc.,                   2,205
            9.000% 11/01/11@                                       ------
                                                                    4,730
                                                                   ------

            METALS AND MINING - 1.3%
   7,625    Allegheny Ludlum Corporation,                           7,472
            6.950% 12/15/25
   5,490    Allegheny Technologies, Inc.,                           6,094
            8.375% 12/15/11
   2,725    Thermadyne Holdings Corporation,                        2,657
            9.250% 02/01/14                                        ------
                                                                   16,223
                                                                   ------

            NATURAL GAS PIPELINES - 2.9%
   7,140    ANR Pipeline, Inc.,                                     8,986
            9.625% 11/01/21
     765    ANR Pipeline, Inc.,                                       775
            7.000% 06/01/25
   5,450    Dynegy Holdings Inc.,                                   6,090
            9.875% 07/15/10@
   2,025    El Paso Corporation,                                    2,048
            7.000% 05/15/11 (a)
     310    El Paso Corporation,                                      324
            7.500% 11/15/26
   1,860    El Paso Corporation,                                    2,072
            8.375%** 06/15/32
   1,280    El Paso Corporation, MTN,                               1,341
            6.950% 12/15/07 (a)
   1,600    El Paso Corporation, MTN,                               1,536
            7.800% 08/01/31
   5,240    El Paso Corporation, Series A,                          5,738
            7.625% 08/01/10
   5,370    Northwest Pipelines Corporation,                        5,612
            7.125% 12/01/25
   1,315    Southern Natural Gas Company,                           1,364
            7.350% 02/15/31                                        ------
                                                                   35,886
                                                                   ------

            NETWORKING AND TELECOMMUNICATIONS EQUIPMENT - 1.5%
   6,995    IPC Acquisition Corporation,                            7,659
            11.500% 12/15/09
   4,350    Lucent Technologies Inc.,                               4,470
            5.500% 11/15/08 (a)
     805    Lucent Technologies Inc.,                                 727
            6.500% 01/15/28
   5,945    Lucent Technologies Inc.,                               5,380
            6.450% 03/15/29                                        ------
                                                                   18,236
                                                                   ------

            OILFIELD SERVICES - 0.9%
   1,640    Grant Prideco, Inc., Series B,                          1,833
            9.625% 12/01/07
   5,155    Parker Drilling Company,                                5,786
            9.625% 10/01/13 (a)
     343    Parker Drilling Company, Series B,                        360
            10.125% 11/15/09
   2,485    Pride International, Inc.,                              2,715
            7.375% 07/15/14
     355    Seitel Inc.,                                              375
            11.750% 07/15/11@ (h)                                  ------
                                                                   11,069
                                                                   ------

            PACKAGING AND CONTAINERS - 2.5%
   1,000    Graham Packaging Company Inc., Term Loan,               1,025
            6.438% 04/07/12
   3,675    Owens-Brockway Glass Containers, Inc.,                  3,992

            8.875% 02/15/09
   2,080    Owens-Brockway Glass Containers, Inc.,                  2,252
            7.750% 05/15/11
   5,440    Owens-Brockway Glass Containers, Inc.,                  6,134
            8.750% 11/15/12
   4,160    Owens-Brockway Glass Containers, Inc.,                  4,576
            8.250% 05/15/13
   6,480    Owens-Illinois, Inc.,                                   6,900
            8.100% 05/15/07 (a)
   2,605    Owens-Illinois, Inc.,                                   2,709
            7.800% 05/15/18
   3,365    Tekni-Plex, Inc.,                                       3,348
            8.750% 11/15/13@ (a)                                   ------
                                                                   30,936
                                                                   ------

            PAPER AND FOREST PRODUCTS - 2.2%
   1,515    Bowater Inc.,                                           1,684
            9.000% 08/01/09
   3,245    Georgia-Pacific Corporation,                            3,776
            8.875% 02/01/10
   1,190    Georgia-Pacific Corporation,                            1,386
            9.375% 02/01/13
   2,925    Georgia-Pacific Corporation,                            3,393
            8.000% 01/15/24
  11,020    Georgia-Pacific Corporation,                           13,775
            8.875% 05/15/31
   1,170    Pope and Talbot, Inc.,                                  1,229
            8.375% 06/01/13
   1,395    Pope and Talbot, Inc.,                                  1,465
            8.375% 06/01/13                                        ------
                                                                   26,708
                                                                   ------

            PHARMACEUTICALS - 0.4%
   7,340    Pharma Intermediate,                                    5,211
            (0.000)% due 04/01/14                                  ------
            11.500% beginning
            04/01/09
            3.740%*** 04/01/14@

            PUBLISHING AND ADVERTISING - 2.1%
   2,570    American Color Graphics,                                2,168
            10.000% 06/15/10
     516    Dex Media East LLC,                                       629
            12.125% 11/15/12
   4,490    Houghton Mifflin Company,                               4,737
            7.200% 03/15/11
   1,780    Medianews Group Inc.,                                   1,825
            6.875% 10/01/13
   5,605    Morris Publishing Group LLC,                            5,716
            7.000% 08/01/13
   4,299    Phoenix Color Corporation,                              3,746
            10.375% 02/01/09
   4,120    Vertis Inc.,                                            4,470
            9.750% 04/01/09
   1,485    Warner Music Group,                                     1,522
            7.375% 04/15/14@
   1,461    Ziff Davis Media Inc., Series B,                        1,564
            13.000% 08/12/09                                       ------
                                                                   26,377
                                                                   ------

            REAL ESTATE - 0.5%
   6,185    American Real Estate Partners LP,                       6,595
            8.125% 06/01/12                                        ------

            REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.8%

     4,470   Crescent Real Estate Equities LP,                      4,895
             9.250% 04/15/09
     4,475   Omega Healthcare Investors, Inc.,                      4,598
             7.000% 04/01/14                                       ------
                                                                    9,493
                                                                   ------

             SEMICONDUCTORS - 0.8%
       390   Amkor Technology, Inc.,                                  367
             7.125% 03/15/11 (a)
       485   Amkor Technology, Inc.,                                  456
             7.750% 05/15/13 (a)
     5,000   Amkor Technology, Inc., Term Loan,                     5,207
             6.860% 10/27/10
     2,275   Magnachip Semiconductor,                               2,338
             5.780% 12/15/11@
     1,615   Magnachip Semiconductor,                               1,684
             8.000% 12/15/14@                                      ------
                                                                   10,052
                                                                   ------

             SOFTWARE - 0.2%
     2,155   UGS Corporation,                                       2,451
             10.000% 06/01/12@                                     ------

             STEEL - 0.7%
     4,005   UCAR Finance Inc.,                                     4,576
             10.250% 02/15/12
     3,200   United States Steel LLC,                               3,768
             10.750% 08/01/08                                      ------
                                                                    8,344
                                                                   ------

             TELECOMMUNICATIONS SERVICES - 6.0%
     3,334   Alamosa Delaware Inc.,                                 3,926
             11.000% 07/31/10
     2,150   Alamosa Delaware Inc.,                                 2,333
             (0.000)% due 07/31/09
             12.000% beginning
             07/31/05
             7.970%*** 07/31/09
     1,060   American Tower Escrow,                                   792
             9.290%*** 08/01/08
     1,145   COLO.COM,                                                  0++
             13.875% 03/15/10
       980   Dobson Cellular Systems, Inc.,                         1,014
             6.960% 11/01/11@
       980   Dobson Cellular Systems, Inc.,                         1,012
             8.375% 11/01/11@
     1,725   Dobson Cellular Systems, Inc.,                         1,699
             9.875% 11/01/12@ (a)
     1,175   Dobson Communications Corporation, Class A,              911
             10.875% 07/01/10 (a)
       745   Dobson Communications Corporation, Class A,              523
             8.875% 10/01/13 (a)
       555   Globix Corporation,                                      510
             11.000% 05/01/08
       583   GT Telecom Racers Notes Trust, Series A,                   0++
             0.000%** 06/30/08(c)
       417   GT Telecom Racers Notes Trust, Series B,                   0++
             0.000%** 06/30/08(c)
     1,164   Loral Cyberstar Inc.,                                    885
             10.000% 07/15/06(b)(a)
     3,510   PanAmSat Corporation,                                  3,918
             9.000% 08/15/14@
       665   Qwest Capital Funding, Inc.,                             700
             7.750% 08/15/06 (a)
     2,830   Qwest Communications International Inc.,               2,901
             7.250% 02/15/11@ (a)
     4,435   Qwest Communications International Inc., Series B,     4,391

             7.500% 11/01/08
     6,500   Qwest Communications Term B (Credit Suisse First        6,650
             Boston),
             6.950%** 06/30/10(i)
       165   Qwest Corporation,                                        168
             5.625% 11/15/08
     1,130   Qwest Corporation,                                      1,305
             9.125% 03/15/12@
     1,410   Qwest Corporation,                                      1,371
             7.250% 09/15/25
     6,055   Qwest Corporation,                                      6,327
             8.875% 06/01/31
     2,950   Qwest Corporation,                                      2,699
             7.125% 11/15/43
     3,379   Qwest Services Corporation,                             3,861
             13.500%** 12/15/07@
     6,787   Qwest Services Corporation,                             8,161
             14.000%** 12/15/10@
     6,279   Qwest Services Corporation,                             7,943
             14.500%** 12/15/14@
     1,495   Syniverse Technologies Inc., Series B,                  1,704
             12.750% 02/01/09
     3,535   Triton PCS Holdings Inc.,                               3,411
             8.500% 06/01/13
     2,600   US Unwired Inc., Series B,                              2,932
             10.000% 06/15/12                                      -------
                                                                    72,047
                                                                   -------

             TOBACCO - 0.8%
     6,135   Commonwealth Brands, Inc.,                              6,442
             9.750% 04/15/08@
     3,685   Commonwealth Brands, Inc.,                              3,869
             10.625% 09/01/08@                                     -------
                                                                    10,311
                                                                   -------

             TOTAL CORPORATE BONDS AND NOTES
                (Cost $693,967)                                    765,344
                                                                   -------

             FOREIGN BONDS AND NOTES - 13.0%
             BROADCASTING AND CABLE - 3.9%
     5,417   CanWest Media Inc.,                                     5,810
             8.000% 09/15/12@
     8,260   CanWest Media Inc., Series B,                           8,993
             7.625% 04/15/13
     9,315   Ono Finance Plc,                                       14,496
             10.500% 05/15/14@
     1,750   Quebecor Media Inc.,                                    1,999
             11.125% 07/15/11
     2,620   Quebecor Media Inc.,                                    2,594
             (0.000)% due 07/15/11
             13.750% beginning
             07/15/06
             9.900%*** 07/15/11
     2,595   Rogers Cable Inc.,                                      2,893
             11.000% 12/01/15
     6,060   Shaw Communications Inc., Class B,                      5,476
             7.500% 11/20/13
       955   Telenet Communication NV,                               1,441
             9.000% 12/15/13@
     4,060   Telenet Group Holdings, NV,                             3,086
             (9.350)%*** due 06/15/14@                             -------
             11.50% beginning 12/15/08
                                                                    46,788
                                                                   -------

             CHEMICALS - SPECIALTY - 0.2%
     2,620   Acetex Corporation,                                     2,850
             10.875% 08/01/09
        65   Marsulex Inc.,                                             66
             9.625% 07/01/08                                       -------

                                                                    2,916
                                                                   ------

             COMMERCIAL SERVICES - 0.1%
       770   WRG Acquisitions plc,                                  1,530
             8.364%** 12/15/11@                                    ------

             ELECTRIC POWER - NON NUCLEAR - 1.0%
    14,565   Calpine Canada Energy Finance,                        11,943
             8.500% 05/01/08 (a)                                   ------

             FOOD PRODUCTS - 0.7%
     3,430   Burns Philp Capital Property Ltd.,                     3,858
             10.750% 02/15/11
     1,855   Burns Philp Capital Property Ltd.,                     2,050
             9.500% 11/15/10
     7,895   Parmalat Finance Corporation, BV,                      2,361
             6.250% 02/07/05(b)                                    ------
                                                                    8,269
                                                                   ------

             INSURANCE - 0.3%
        65   Fairfax Financial Holdings Ltd.,                          66
             7.750% 04/26/12
       185   Fairfax Financial Holdings Ltd.,                         176
             7.375% 04/15/18 (a)
       185   Fairfax Financial Holdings Ltd.,                         181
             8.300% 04/15/26 (a)
     3,590   Fairfax Financial Holdings Ltd.,                       3,231
             7.750% 07/15/37                                       ------
                                                                    3,654
                                                                   ------

             OILFIELD SERVICES - 1.2%
     3,540   J. Ray McDermott, S.A.,                                3,947
             11.000% 12/15/13@
     3,546   Petroleum Geo-Services ASA,                            3,616
             8.000% 11/05/06
     6,240   Petroleum Geo-Services ASA,                            7,114
             10.000% 11/05/10                                      ------
                                                                   14,677
                                                                   ------

             PACKAGING AND CONTAINERS - 1.1%
     6,750   Crown Euro Holdings S.A.,                              7,695
             9.500% 03/01/11
     5,285   Crown Euro Holdings S.A.,                              6,250
             10.875% 03/01/13                                      ------
                                                                   13,945
                                                                   ------

             PAPER AND FOREST PRODUCTS - 1.3%
     6,670   Norske Skog Canada Ltd., Series D,                     7,154
             8.625% 06/15/11
     6,390   Tembec Industries, Inc.,                               6,422
             8.625% 06/30/09
     1,145   Tembec Industries, Inc.,                               1,151
             8.500% 02/01/11
     1,620   Tembec Industries, Inc.,                               1,567
             7.750% 03/15/12                                       ------
                                                                   16,294
                                                                   ------

             PUBLISHING AND ADVERTISING - 0.8%
       930   Hollinger Inc.,                                          938
             11.875% 03/01/11@
     3,945   Hollinger Inc.,                                        4,655
             12.875%** 03/01/11@
     3,800   Sun Media Corporation,                                 4,147
             7.625% 02/15/13                                       ------
                                                                    9,740
                                                                   ------

             RAILROADS, TRUCKING AND SHIPPING - 0.5%
     1,315   Grupo Transportacion Ferroviaria Mexicana, S.A. de     1,340
             C.V.,
             11.750% 06/15/09

     2,770   Grupo Transportacion Ferroviaria Mexicana,
             S.A. de C.V.,                                           3,234
             12.500% 06/15/12
       230   Sea Containers Ltd., Series B,                            241
             10.750% 10/15/06 (a)
     1,225   Stena AB,                                               1,384
             9.625% 12/01/12                                       -------
                                                                     6,199
                                                                   -------

             SEMICONDUCTORS - 0.1%
       935   STATS ChipPac Ltd.,                                       926
             6.750% 11/15/11@                                      -------

             STEEL - 0.4%
     4,666   Algoma Steel Inc.,                                      5,191
             11.000% 12/31/09                                      -------

             TELECOMMUNICATIONS SERVICES - 1.4%
     5,755   Inmarsat Finance Plc, (0.000)% due 11/15/12             4,144
             10.375% beginning
             11/15/08,
             9.460%*** 11/15/12@
     4,340   Millicom International Cellular S.A.,                   4,541
             10.000% 12/01/13@
     4,930   Mobifon Holdings BV                                     5,848
             12.500% 07/31/10
     1,735   Rogers Cantel Inc.,                                     2,073
             9.750% 06/01/16
                                                                    16,606
                                                                   -------

             TOTAL FOREIGN BONDS AND NOTES
                (Cost $138,193)                                    158,678
                                                                   -------

             FOREIGN CONVERTIBLE BONDS AND NOTES - 0.8%
             TELECOMMUNICATIONS SERVICES - 0.8%
     9,840   Nortel Networks Corporation,                            9,569
             4.250% 09/01/08                                       -------

             TOTAL FOREIGN CONVERTIBLE BONDS AND NOTES
                (Cost $7,469)                                        9,569
                                                                   -------

 SHARES
----------
             PREFERRED STOCKS - 1.8%
             BROADCASTING AND CABLE - 0.1%
    10,400   Paxson Communications Corporation                         767
                                                                   -------

             HEALTH SERVICES - 0.4%
   216,900   QuadraMed Corporation                                   4,772
                                                                   -------

             PUBLISHING AND ADVERTISING - 0.4%
    98,000   Haights Cross Communications Inc.=                      5,145
       328   Ziff Davis Holdings Inc., Series E-1=                     227
                                                                   -------
                                                                     5,372
                                                                   -------

             REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.9%
    73,060   Sovereign REIT, Series A@                              11,087
                                                                   -------

             TELECOMMUNICATIONS SERVICES - 0.0%+
    30,035   NEON Communications, Inc.=                                338
                                                                   -------

             TOTAL PREFERRED STOCKS
                (Cost $20,761)                                      22,336
                                                                   -------

             WARRANTS - 0.1%

   730,353   ACP Holding Company                                   1,296
             Expire 10/07/13=
     1,145   COLO.COM                                                  0++
             Expire 03/15/10=
    93,550   Haights Cross Communications Inc.                         1
             Expire 12/10/11=
        98   Haights Cross Communications Inc.                         0++
             Expire 12/10/11=
     1,663   ICO Global Communications                                 0++
             Expire 5/16/06=
   275,617   NEON Communications, Inc.                                 3
             Expire 12/02/12=
   180,266   NEON Communications, Inc.                                 2
             Expire 12/02/12=
   150,231   NEON Communications, Inc., Class A                      188
             Expire 12/02/12=
     1,365   Ono Finance plc                                           0++
             Expire 03/16/11=
       220   Thermadyne Holdings Corporation                           0++
             Expire 05/23/06= (c)
       180   UbiquiTel Inc.                                            0++
             Expire 04/15/10=
    60,280   Ziff Davis Holdings Inc.                                 30
             Expire 08/12/12=@                                     -----

             TOTAL WARRANTS
                (Cost $458)                                        1,520
                                                                   -----

  SHARES
   (000)
----------
             AFFILIATED INVESTMENT COMPANIES - 27.5%
   335,310   Nations Cash Reserves, Capital Class Shares#             335,310
                                                                   ----------

             TOTAL AFFILIATED INVESTMENT COMPANIES
                (Cost $335,310)                                       335,310
                                                                   ----------

             TOTAL INVESTMENTS
                (Cost $1,245,796*)                         110.7%   1,348,183
                                                                   ----------

             TOTAL OTHER ASSETS AND LIABILITIES (NET)      (10.7)%   (130,836)
                                                                   ----------

             NET ASSETS                                    100.0%  $1,217,347
                                                                   ==========

----------
Securities valuation: Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt security prices provided by the pricing service may be based on a matrix pricing system, which considers such factors as security prices, yields and maturities on comparable securities. Certain securities may be valued based upon quotes provided by one or more principal market makers. Securities, including options and futures contracts, traded on a recognized exchange are generally valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on Nasdaq are generally valued at the Nasdaq official closing price. Securities which are primarily traded on foreign securities exchanges are generally valued at the last available sale price on their respective exchanges where primarily traded. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds' prospectus.

*    Cost for federal income tax purposes is $1,245,796.

Unrealized appreciation and depreciation at December 31, 2004, based on cost of investments for federal income tax purposes was:

 Unrealized     Unrealized    Net Unrealized
Appreciation   Depreciation    Appreciation
------------   ------------   --------------
   116,461        14,074          102,387

** Variable rate note. The interest rate shown reflects the rate in effect at December 31, 2004.

*** Zero coupon security. The rate shown reflects the yield to maturity at December 31, 2004.

=    Non-income producing security.

@ Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

+    Amount represents less than 0.1%.

++   Amount represents less than $500.

# Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity. The portion that represents cash collateral is $150,019.

(a) All or portion of security was on loan at December 31, 2004. The aggregate cost and market value of securities on loan at December 31, 2004, is $130,810 and $144,965, respectively.

(b)  Issuer in default.

(c)  Fair valued security.

(h)  Restricted and Illiquid.

(I)  Loan participation agreement.

ABBREVIATION:
MTN - Medium Term Note

NATIONS FUNDS
NATIONS INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS                            DECEMBER 31, 2004 (UNAUDITED)

PRINCIPAL
  AMOUNT                                                                                VALUE
  (000)                                                                                 (000)
---------                                                                              -------
            ASSET-BACKED SECURITIES - 9.7%
            ASSET-BACKED - AUTO LOANS - 5.0%

   $2,128   AmeriCredit Automobile Receivables Trust, Series 2001-B, Class A4,         $ 2,154
            5.370% 06/12/08
    3,068   Bank One Auto Securitization Trust, Series 2003-1, Class A3,                 3,035
            1.820% 09/20/07
    5,811   BMW Vehicle Owner Trust, Series 2004-A, Class A4,                            5,787
            3.320% 02/25/09
      159   Capital Auto Receivables Asset Trust, Series 2002-2, Class CTFS,               160
            4.180% 10/15/07
    2,000   Chase Manhattan Auto Owner Trust, Series 2003-C, Class A3,                   1,983
            2.260% 11/15/07
    1,015   Ford Credit Auto Owner Trust, Series 2002-B, Class B,                        1,028
            5.180% 10/16/06
    5,116   Ford Credit Auto Owner Trust, Series 2003-A, Class A4A,                      5,094
            2.700% 06/15/07
    4,016   Household Automotive Trust, Series 2003-2, Class A3,                         3,987
            2.310% 04/17/08
    3,220   Nissan Auto Receivables Owner Trust, Series 2003-C, Class A4,                3,194
            2.700% 12/17/07
    7,512   Volkswagen Auto Loan Enhanced Trust, Series 2003-2, Class A3,                7,455
            2.270% 10/22/07                                                            -------
                                                                                        33,877
                                                                                       -------

            ASSET-BACKED - CREDIT CARD RECEIVABLES - 3.3%
    3,552   Chase Credit Card Master Trust, Series 2002-2, Class C,                      3,558
            3.302%** 07/16/07
    4,500   Citibank Credit Card Issuance Trust, Series 2001-A6, Class A6                4,650
            5.650% 06/16/08
    6,401   Citibank Credit Card Issuance Trust, Series 2003-A5, Class A5,               6,344
            2.500% 04/07/08
    5,000   Discover Card Master Trust I, Series 2001-6, Class A,                        5,177
            5.750% 12/15/08
    3,000   MBNA Master Credit Card Trust, Series 1998-F, Class A,                       3,002
            2.590%** 02/15/08                                                          -------
                                                                                        22,731
                                                                                       -------

            ASSET-BACKED - HOME EQUITY LOANS - 1.0%
        5   Bombardier Capital Mortgage Securitization, Series 1998-A, Class A3,             5
            6.230% 04/15/28
    1,500   Credit-Based Asset Servicing and Securities, Series 2004-CB4,                1,511
            Class A4,
            5.497% 05/25/35
    2,949   First Horizon Alternative Mortgage Securitization, Series 2004-FA2,          3,022
            Class 1A1,
            6.000% 01/25/35
       81   First Plus Home Loan Trust, Series 1998-2, Class M1,                            81
            7.720% 05/10/24
    1,400   GSAA Trust, Series 2004-10, Class AF2,                                       1,392
            4.220% 08/25/34
    1,100   Residential Asset Mortgage Products, Inc., Series 2004-RS12, Class AI3,      1,095
            3.981% 03/25/29                                                            -------
                                                                                         7,106
                                                                                       -------

            ASSET-BACKED - OTHER - 0.4%
    2,400   CIT Equipment Collateral, Series 2002-VT1, Class A4,                         2,417
            4.670% 12/21/09                                                            -------

            TOTAL ASSET-BACKED SECURITIES
               (Cost $66,726)                                                           66,131
                                                                                       -------

            CORPORATE BONDS AND NOTES - 43.7%
            AEROSPACE AND DEFENSE - 0.5%
      317   Boeing Company,                                             328
            5.125% 02/15/13
      252   General Dynamics Corporation,                               257
            4.500% 08/15/10
      483   Goodrich (BF) Corporation,                                  573
            7.625% 12/15/12
    1,106   Northrop Grumman Corporation,                             1,270
            7.125% 02/15/11
      700   Raytheon Company,                                           729
            5.375% 04/01/13                                          ------
                                                                      3,157
                                                                     ------

            APPAREL AND TEXTILES - 0.5%
    3,500   Jones Apparel Group, Inc.,                                3,469
            5.125% 11/15/14@                                         ------

            AUTOMOTIVE - 2.9%
    3,842   DaimlerChrysler NA Holdings Corporation,                  3,834
            4.050% 06/04/08
    6,242   Ford Motor Credit Company,                                6,734
            7.375% 10/28/09
    1,010   Ford Motor Credit Company,                                1,019
            5.700% 01/15/10 (a)
      988   General Motors Acceptance Corporation,                    1,015
            6.150% 04/05/07
    4,081   General Motors Acceptance Corporation,                    4,182
            6.875% 09/15/11
    2,674   Toyota Motor Credit Corporation, MTN,                     2,636
            2.700% 01/30/07                                          ------
                                                                     19,420
                                                                     ------

            BEVERAGES - 0.5%
    1,142   Anheuser-Busch Companies, Inc.,                           1,246
            6.000% 04/15/11
    2,016   Cadbury Schweppes plc,                                    2,052
            5.125% 10/01/13@
        3   Coca-Cola Company,                                            3
            5.750% 03/15/11                                          ------
                                                                      3,301
                                                                     ------

            BROADCASTING AND CABLE - 1.9%
    1,607   Clear Channel Communications, Inc.,                       1,671
            6.000% 11/01/06
    1,104   Comcast Cable Communications, Inc.,                       1,140
            6.375% 01/30/06
    1,620   Comcast Cable Communications, Inc.,                       1,877
            7.125% 06/15/13
    2,269   Liberty Media Corporation,                                2,257
            3.500% 09/25/06
      336   The Walt Disney Company, MTN,                               350
            5.500% 12/29/06
    1,073   The Walt Disney Company, Series B,                        1,118
            6.750% 03/30/06
    1,785   Time Warner Entertainment Company LP,                     1,983
            7.250% 09/01/08
       10   Time Warner Inc.,                                            11
            8.110% 08/15/06
    1,727   Time Warner Inc.,                                         2,220
            9.125% 01/15/13
      584   Viacom Inc., Class B,                                       611
            5.625% 05/01/07
       12   Viacom Inc., Class B,                                        14
            7.700% 07/30/10                                          ------
                                                                     13,252
                                                                     ------

            CHEMICALS - BASIC - 0.3%
    1,622   The Dow Chemical Company,                                 1,777
                                                                     ------

            6.125% 02/01/11

            CHEMICALS - SPECIALTY - 0.9%
    1,298   E.I. du Pont de Nemours and Company,                    1,293
            3.375% 11/15/07 (a)
      409   Eastman Chemical Company,                                 399
            3.250% 06/15/08
      328   Monsanto Company,                                         329
            4.000% 05/15/08
      489   Praxair, Inc.,                                            521
            6.900% 11/01/06
      705   Praxair, Inc.,                                            726
            4.750% 07/15/07
    1,394   Praxair, Inc.,                                          1,499
            6.625% 10/15/07
    1,192   Praxair, Inc.,                                          1,289
            6.500% 03/01/08                                         -----
                                                                    6,056
                                                                    -----

            COMMERCIAL BANKING - 9.0%
    1,712   AmSouth Bank N.A.,                                      1,710
            4.850% 04/01/13
    5,471   Bank One Corporation,                                   5,855
            6.000% 08/01/08
    3,073   Citigroup Inc.,                                         3,362
            6.000% 02/21/12
    4,320   Citigroup Inc.,                                         4,340
            5.000% 09/15/14@
      597   City National Corporation,                                603
            5.125% 02/15/13
        6   Deutsche Bank Financial Inc.,                               6
            6.700% 12/13/06
    2,194   Fifth Third Bancorp,                                    2,161
            2.700% 01/30/07
      406   Golden West Financial Corporation,                        412
            4.125% 08/15/07
    1,283   Golden West Financial Corporation,                      1,289
            4.750% 10/01/12
    3,000   HSBC Bank USA,                                          2,999
            2.500% 12/14/06
      923   Huntington National Bank,                                 912
            2.750% 10/16/06
    3,382   JPMorgan Chase & Company,                               3,516
            5.250% 05/30/07
    3,836   JPMorgan Chase & Company,                               4,152
            7.250% 06/01/07
      964   Key Bank N.A.,                                          1,084
            7.000% 02/01/11
    1,028   Mellon Funding Corporation,                             1,059
            4.875% 06/15/07
      900   Mellon Funding Corporation,                               977
            6.700% 03/01/08
        8   Mellon Funding Corporation,                                 9
            6.400% 05/14/11 (a)
    1,159   National City Bank of Indiana,                          1,194
            4.875% 07/20/07
    1,968   National City Bank,                                     1,948
            4.625% 05/01/13
    1,892   PNC Funding Corporation,                                1,962
            5.750% 08/01/06
    3,286   Popular North America Inc., MTN, Series E,              3,425
            6.125% 10/15/06
    1,223   Regions Financial Corporation,                          1,348
            6.375% 05/15/12
      738   SouthTrust Bank N.A.,                                     732
            4.750% 03/01/13 (a)
      660   The Bank of New York, Inc., MTN, Series E,                665

             3.900% 09/01/07
     2,366   Union Planters Corporation,                            2,362
             4.375% 12/01/10
       502   US Bank N.A., Minnesota,                                 498
             2.850% 11/15/06
     3,308   US Bank N.A., Minnesota,                               3,674
             6.375% 08/01/11
     2,116   Wachovia Corporation,                                  2,194
             4.850% 07/30/07
     3,609   Wachovia Corporation,                                  3,573
             3.500% 08/15/08 (a)
       611   Washington Mutual, Inc.,                                 607
             2.400% 11/03/05
       335   Washington Mutual, Inc.,                                 349
             5.625% 01/15/07
     2,008   Washington Mutual, Inc.,                               1,920
             4.625% 04/01/14                                       ------
                                                                   60,897
                                                                   ------

             COMMERCIAL SERVICES - 0.2%
     1,195   Waste Management, Inc.,                                1,370
             7.375% 08/01/10                                       ------

             COMPUTERS AND OFFICE EQUIPMENT - 0.6%
     1,942   Hewlett-Packard Company,                               2,022
             5.750% 12/15/06
     1,010   International Business Machines Corporation,           1,037
             4.875% 10/01/06
       900   International Business Machines Corporation,             919
             4.750% 11/29/12                                       ------
                                                                    3,978
                                                                   ------

             CONGLOMERATES - 0.0%+
         7   General Electric Company,                                  7
             5.000% 02/01/13                                       ------

             CONSTRUCTION - 0.6%
     4,000   Centex Corporation,                                    3,980
             4.550% 11/01/10                                       ------

             CONSUMER CREDIT AND MORTGAGES - 1.3%
     1,286   American Express Company,                              1,332
             5.500% 09/12/06
     1,120   American Express Company,                              1,126
             3.750% 11/20/07 (a)
       907   American Express Company,                                935
             4.750% 06/17/09
     1,022   American General Finance Corporation, MTN,
             Series H,                                                983
             2.750% 06/15/08
     4,692   Countrywide Home Loans, Inc., MTN, Series J,           4,838
             5.500% 08/01/06                                       ------
                                                                    9,214
                                                                   ------

             CONSUMER PRODUCTS - 0.1%
       621   Fortune Brands, Inc.,                                    615
             2.875% 12/01/06                                       ------

             DEPARTMENT AND DISCOUNT STORES - 0.8%
         4   Costco Wholesale Corporation,                              4
             5.500% 03/15/07
        10   Target Corporation,                                       10
             3.375% 03/01/08
       957   Target Corporation,                                    1,011
             5.400% 10/01/08
       802   Target Corporation,                                      849
             5.375% 06/15/09
       802   Target Corporation,                                      873
             5.875% 03/01/12
     2,095   Wal-Mart Stores, Inc.,                                 2,167
             5.450% 08/01/06

        40   Wal-Mart Stores, Inc.,                                    41
             4.375% 07/12/07##
       850   Wal-Mart Stores, Inc.,                                   858
             4.550% 05/01/13                                       ------
                                                                    5,813
                                                                   ------

             DIVERSIFIED MANUFACTURING - 0.0%+
         3   Avery Dennison Corporation,                                3
             4.875% 01/15/13                                       ------

             ELECTRIC POWER - NON NUCLEAR - 2.2%
       780   Appalachian Power Company, Series G,                     771
             3.600% 05/15/08
     1,223   Consolidated Edison Company of New York,               1,257
             4.700% 06/15/09
     1,034   Consolidated Edison Company of New York, Series
             2000-C,                                                1,068
             6.625% 12/15/05
       571   Dominion Resources, Inc.,                                575
             5.000% 03/15/13 (a)
       348   Ohio Edison Company,                                     348
             4.000% 05/01/08
       908   Pacific Gas and Electric Company,                        898
             4.200% 03/01/11
       571   Pepco Holdings, Inc.,                                    594
             5.500% 08/15/07
     3,330   Progress Energy, Inc.,                                 3,491
             6.050% 04/15/07
       629   Public Service Electric & Gas Company, MTN, Series C,    629
             4.000% 11/01/08
     2,620   Southern California Edison Company,                    2,852
             8.000% 02/15/07
     1,973   TXU Energy Company,                                    2,204
             7.000% 03/15/13                                       ------
                                                                   14,687
                                                                   ------

             ELECTRIC POWER - NUCLEAR - 1.6%
     1,219   CenterPoint Energy Resources Corporation, Series B,    1,449
             7.875% 04/01/13
       525   Duquesne Light Company, Series O,                        587
             6.700% 04/15/12
       241   Energy East Corporation,                                 270
             6.750% 06/15/12
     3,782   FirstEnergy Corporation, Series B,                     4,109
             6.450% 11/15/11
         4   Florida Power & Light Company,                             4
             4.850% 02/01/13
     1,483   MidAmerican Energy Holdings, Series D,                 1,468
             5.000% 02/15/14
     1,078   Southern Company Capital Funding, Series A,            1,127
             5.300% 02/01/07
       635   Southern Power Company, Series B,                        694
             6.250% 07/15/12
     1,032   Virginia Electric and Power Company, Series A,         1,069
             5.375% 02/01/07                                       ------
                                                                   10,777
                                                                   ------

             EXPLORATION AND PRODUCTION - 0.1%
       530   Devon Financing Corporation ULC,                         600
             6.875% 09/30/11                                       ------

             FINANCE - MISCELLANEOUS - 3.1%
     1,031   Capital One Bank,                                      1,062
             5.000% 06/15/09
     1,845   CIT Group, Inc.,                                       1,992
             7.375% 04/02/07
     1,000   General Electric Capital Corporation, MTN,               984
             3.750% 12/15/09
     3,343   General Electric Capital Corporation, MTN, Series A,   3,617
             5.875% 02/15/12

     1,118   Household Finance Corporation,                         1,181
             7.200% 07/15/06
     2,176   Household Finance Corporation,                         2,271
             5.750% 01/30/07
     1,548   Household Finance Corporation,                         1,654
             5.875% 02/01/09
     3,072   Household Finance Corporation,                         3,394
             6.375% 11/27/12
       847   International Lease Finance Corporation,                 858
             4.500% 05/01/08
     1,023   National Rural Utilities Cooperative Finance
             Corporation,                                           1,012
             3.250% 10/01/07
     2,784   National Rural Utilities Cooperative Finance
             Corporation,                                           2,976
             5.750% 08/28/09                                       ------
                                                                   21,001
                                                                   ------

             FOOD AND DRUG STORES - 0.5%
     2,444   Fred Meyer, Inc.,                                      2,694
             7.450% 03/01/08
       633   The Kroger Company,                                      715
             6.750% 04/15/12                                       ------
                                                                    3,409
                                                                   ------

             FOOD PRODUCTS - 0.6%
     2,357   Campbell Soup Company,                                 2,444
             5.500% 03/15/07
     1,919   General Mills, Inc.,                                   1,886
             2.625% 10/24/06                                       ------
                                                                    4,330
                                                                   ------

             HEALTH SERVICES - 0.5%
     1,728   WellPoint Inc.,                                        1,799
             6.375% 06/15/06
     1,258   WellPoint Inc.,                                        1,386
             6.375% 01/15/12                                       ------
                                                                    3,185
                                                                   ------

             HEAVY MACHINERY - 1.1%
     1,898   Caterpillar Financial Services Corporation,            1,964
             5.950% 05/01/06
       582   Caterpillar Financial Services Corporation,              594
             4.500% 06/15/09
     1,001   Caterpillar Financial Services Corporation, MTN,
             Series F,                                                985
             2.350% 09/15/06
       806   Caterpillar Financial Services Corporation, MTN,
             Series F,                                                792
             2.625% 01/30/07
         7   Caterpillar Inc.,                                          8
             6.550% 05/01/11
     1,403   John Deere Capital Corporation, MTN, Series D,         1,401
             3.125% 12/15/05
     2,074   John Deere Capital Corporation, MTN, Series D,         2,073
             3.625% 05/25/07                                       ------
                                                                    7,817
                                                                   ------

             HOUSEHOLD PRODUCTS - 0.6%
     2,000   Black & Decker Corporation,                            1,969
             4.750% 11/01/14@
     1,847   Procter & Gamble Company,                              1,901
             4.750% 06/15/07                                       ------
                                                                    3,870
                                                                   ------

             INSURANCE - 1.9%
       645   AIG Sunamerica Global Financial,                         687
             5.850% 08/01/08@
        16   Allstate Corporation,                                     17
             6.125% 02/15/12
     2,086   American International Group, Inc., MTN, Series F,     2,084
             2.850% 12/01/05
       510   Marsh & McLennan Companies, Inc.,                        495
             3.625% 02/15/08

   1,020    Mass Mutual Global Funding II,                              979
            2.550% 07/15/08@
   1,524    MetLife, Inc.,                                            1,580
            5.375% 12/15/12
     256    Nationwide Financial Services, Inc., Class A,               270
            5.900% 07/01/12
   1,853    Principal Life Global,                                    2,026
            6.250% 02/15/12@
   2,860    Prudential Funding LLC, MTN,                              3,095
            6.600% 05/15/08@
     590    The Hartford Financial Services Group, Inc.,                579
            2.375% 06/01/06
   1,120    The Hartford Financial Services Group, Inc.,              1,085
            4.625% 07/15/13
     398    Unitrin Inc.,                                               395
            4.875% 11/01/10 (a)                                      ------
                                                                     13,292
                                                                     ------

            INTEGRATED OIL - 0.7%
   1,062    Conoco Funding Company,                                   1,100
            5.450% 10/15/06
   1,427    Conoco Funding Company,                                   1,593
            6.350% 10/15/11
   2,237    USX Corporation,                                          2,315
            6.650% 02/01/06                                          ------
                                                                      5,008
                                                                     ------

            INVESTMENT SERVICES - 3.6%
     910    Bear Stearns Companies Inc.,                                948
            5.700% 01/15/07
   1,829    Bear Stearns Companies Inc.,                              1,845
            4.500% 10/28/10
   1,889    Citigroup Global Markets Holdings Inc.,                   2,045
            6.500% 02/15/08
   1,210    Credit Suisse First Boston USA, Inc.,                     1,258
            5.875% 08/01/06
   1,597    Credit Suisse First Boston USA, Inc.,                     1,741
            6.125% 11/15/11
     315    Goldman Sachs Group, Inc.,                                  319
            4.125% 01/15/08
   2,503    Goldman Sachs Group, Inc.,                                2,793
            6.600% 01/15/12
     347    Goldman Sachs Group, Inc.,                                  368
            5.700% 09/01/12
     742    Lehman Brothers Holdings Inc.,                              747
            4.000% 01/22/08
   4,513    Lehman Brothers Holdings Inc.,                            4,932
            7.000% 02/01/08
     336    Lehman Brothers Holdings Inc.,                              394
            7.875% 08/15/10
   2,596    Merrill Lynch & Company, Inc.,                            2,786
            6.000% 02/17/09
   1,591    Merrill Lynch & Company, Inc., MTN, Series B,             1,578
            2.070% 06/12/06
   1,360    Merrill Lynch & Company, Inc., MTN, Series B,             1,356
            3.700% 04/21/08
   1,050    Morgan Stanley,                                           1,171
            6.600% 04/01/12
     295    Morgan Stanley,                                             304
            5.300% 03/01/13                                          ------
                                                                     24,585
                                                                     ------

            MEDICAL DEVICES AND SUPPLIES - 0.2%
      12    Abbott Laboratories,                                         12
            5.625% 07/01/06
   1,445    Bristol-Myers Squibb Company,                             1,478
            4.750% 10/01/06                                          ------
                                                                      1,490
                                                                     ------

            METALS AND MINING - 0.3%
   1,570    Alcoa Inc.,                                             1,816
            7.375% 08/01/10                                        ------

            NATURAL GAS DISTRIBUTION - 0.5%
   3,000    Atmos Energy Corporation,                               2,966
            4.000% 10/15/09
     491    NiSource Finance Corporation,                             503
            5.400% 07/15/14                                        ------

                                                                    3,469
                                                                   ------

            NATURAL GAS PIPELINES - 0.9%
   1,065    Consolidated Natural Gas Company, Series B,             1,100
            5.375% 11/01/06
   1,415    Duke Capital LLC,                                       1,424
            4.370% 03/01/09
   1,829    Kinder Morgan, Inc.,                                    1,841
            6.650% 03/01/05
   1,311    Teppco Partners, LP,                                    1,513
            7.625% 02/15/12                                        ------
                                                                    5,878
                                                                   ------

            OIL REFINING AND MARKETING - 0.1%
     827    Valero Energy Corporation,                                938
            6.875% 04/15/12                                        ------

            PAPER AND FOREST PRODUCTS - 0.6%
     577    International Paper Company,                              579
            4.250% 01/15/09
   1,973    International Paper Company,                            2,103
            5.850%** 10/30/12
   1,501    MeadWestvaco Corporation,                               1,697
            6.850% 04/01/12                                        ------
                                                                    4,379
                                                                   ------

            PUBLISHING AND ADVERTISING - 0.9%
   3,094    Gannett Company, Inc.,                                  3,225
            5.500% 04/01/07
   1,247    News America Holdings Inc.,                             1,346
            6.625% 01/09/08 (a)
     967    News America Holdings Inc.,                             1,246
            9.250% 02/01/13
     147    R. R. Donnelley & Sons Company,                           148
            4.950% 04/01/14                                        ------
                                                                    5,965
                                                                   ------

            RAILROADS, TRUCKING AND SHIPPING - 0.4%
   1,139    Burlington Northern Santa Fe Corporation,               1,288
            6.750% 07/15/11
   1,250    Burlington Northern Santa Fe Railway Company,           1,245
            4.875% 01/15/15                                        ------
                                                                    2,533
                                                                   ------

            REAL ESTATE - 0.4%
   1,550    EOP Operating LP,                                       1,748
            7.000% 07/15/11
     978    EOP Operating LP,                                         946
            4.750% 03/15/14
     356    ERP Operating LP,                                         363
            5.200% 04/01/13                                        ------
                                                                    3,057
                                                                   ------

            REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.4%
   1,744    Camden Property Trust,                                  1,755
            5.375% 12/15/13
     612    Health Care Property Investors, Inc.,                     670
            6.450% 06/25/12                                        ------
                                                                    2,425
                                                                   ------

            TELECOMMUNICATIONS SERVICES - 2.4%
   2,016    360 Communications Company,                             2,113
            7.500% 03/01/06

     636    AT&T Wireless Services Inc.,                                   769
            8.125% 05/01/12
   1,398    BellSouth Corporation,                                       1,437
            5.000% 10/15/06
      25    GTE California, Inc., Series H,                                 27
            7.650% 03/15/07##
   1,727    SBC Communications Inc.,                                     1,782
            5.750% 05/02/06
     697    Sprint Capital Corporation,                                    747
            6.125% 11/15/08
   3,121    Sprint Capital Corporation,                                  3,803
            8.375% 03/15/12
     331    Verizon Florida Inc., Series F,                                352
            6.125% 01/15/13
   2,577    Verizon New England Inc.,                                    2,835
            6.500% 09/15/11
   2,533    Verizon Pennsylvania Inc., Series A,                         2,667
            5.650% 11/15/11                                             ------
                                                                        16,532
                                                                        ------

            TOTAL CORPORATE BONDS AND NOTES
               (Cost $289,889)                                         297,352
                                                                       -------

            FOREIGN BONDS AND NOTES - 4.5%
            BEVERAGES - 0.3%
   2,439    Diageo Finance BV,                                           2,418
            3.000% 12/15/06                                            -------

            BUILDING MATERIALS - 0.2%
   1,151    Hanson Overseas BV,                                          1,178
            6.750% 09/15/05                                            -------

            CHEMICALS - SPECIALTY - 0.1%
     435    Potash Corporation of Saskatchewan Inc.,                       437
            4.875% 03/01/13                                            -------

            COMMERCIAL BANKING - 0.2%
       2    Barclays Bank plc,                                               2
            7.400% 12/15/09
   1,700    Scotland International Finance,                              1,632
            4.250% 05/23/13@                                           -------
                                                                         1,634
                                                                       -------

            ELECTRIC POWER - NON NUCLEAR - 0.1%
     589    Transalta Corporation,                                         607
            5.750% 12/15/13                                            -------

            FOOD PRODUCTS - 0.1%
     745    Unilever Capital Corporation,                                  768
            6.875% 11/01/05                                            -------

            INTEGRATED OIL - 0.5%
   1,293    BP Capital Markets,                                          1,280
            2.750% 12/29/06
   1,939    Pemex Project Funding Master Trust,                          2,178
            7.875%** 02/01/09                                          -------
                                                                         3,458
                                                                       -------

            METALS AND MINING - 0.3%
      29    Alcan Inc.,                                                     32
            6.450% 03/15/11##
     641    BHP Finance USA Ltd.,                                          649
            4.800% 04/15/13
     701    Codelco Inc.,                                                  730
            5.500% 10/15/13@
     769    Rio Tinto Finance (USA) Ltd.,                                  738
            2.625% 09/30/08                                            -------
                                                                         2,149
                                                                       -------

            OIL REFINING AND MARKETING - 0.4%
   2,421    Burlington Resources Finance,                                2,508
            5.600% 12/01/06                                            -------

             PHARMACEUTICALS - 0.3%
     2,112   Glaxosmithkline Capital, plc,                                                        2,068
             2.375% 04/16/07                                                                     ------

             PUBLISHING AND ADVERTISING - 0.2%
     1,159   Thomson Corporation,                                                                 1,200
             5.250% 08/15/13                                                                     ------

             RAILROADS, TRUCKING AND SHIPPING - 0.1%
       397   Canadian National Railway Company,                                                     441
             6.375% 10/15/11                                                                     ------

             TELECOMMUNICATIONS SERVICES - 1.7%
       943   British Telecommunications, plc,                                                     1,132
             8.375% 12/15/10
     3,980   Deutsche Telekom International Finance BV,                                           4,094
             5.250% 07/22/13
     1,941   France Telecom SA,                                                                   2,315
             8.500%** 03/01/11
        11   Telefonos de Mexico, SA,                                                                11
             4.500% 11/19/08
     3,625   Telus Corporation,                                                                   3,939
             7.500% 06/01/07                                                                     ------
                                                                                                 11,491
                                                                                                 ------

             TOTAL FOREIGN BONDS AND NOTES
                (Cost $29,949)                                                                   30,357
                                                                                                 ------

             MORTGAGE-BACKED SECURITIES - 3.7%
             COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.7%
     3,730   Bear Stearns Commercial Mortgage Securities, Series 2003-T12,                        3,725
             Class A4,
             4.680% 08/13/39 (a)
     3,765   Citigroup Commercial Mortgage Trust, Series 2004-C2, Class A6,                       3,738
             4.733% 10/15/41
     2,000   JPMorgan Chase Commercial Mortgage Securitization, Series 2004-C3,                   1,995
             Class A5,
             4.878% 01/15/42
    12,197   Merrill Lynch Mortgage Investors, Inc., Series 1998-C3, Interest                       387
             only,
             0.968%** 12/15/30
     7,949   Morgan Stanley Capital, Series 2003-IQ6, Class A4,                                   8,084
             4.970% 12/15/41
    14,003   Vendee Mortgage Trust, Series 1998-1, Class 2, Interest only,                          140
             (purchased 02/26/98 cost $412)
             0.434%** 09/15/27
    16,689   Vendee Mortgage Trust, Series 1998-3, Class 1, Interest only,                          125
             (purchased 09/17/98 cost $225)                                                      ------
             0.294%** 03/15/29
                                                                                                 18,194
                                                                                                 ------

             COLLATERALIZED MORTGAGE OBLIGATIONS - 0.8%
     2,624   Fannie Mae, Series 2002-16, Class PG,                                                2,766
             6.000% 04/25/17
     2,818   Fannie Mae, Series 2002-47, Class QE,                                                2,915
             5.500% 08/25/17                                                                     ------

                                                                                                  5,681
                                                                                                 ------

             FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES - 0.0%+
       258   4.185%** 08/01/36                                                                      264
             FREDDIE MAC - 0.1%                                                                  ------
     3,218   Series 2664, Class IO,                                                                 342
             5.500% 05/15/27
     2,999   Series 2692, Class IA,                                                                 254
             5.500% 01/15/23                                                                     ------

                                                                                                    596
                                                                                                 ------

             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) CERTIFICATES - 0.1%
       175   7.000% 05/15/12                                                                        186
        64   11.500% 06/15/13                                                                        72
         9   11.500% 06/15/13                                                                        10
         4   10.000% 05/15/16                                                                         5

        22   9.500% 09/15/16##                                                                       25
        19   10.000% 07/15/17                                                                        21
        15   10.000% 08/15/17                                                                        17
         1   10.000% 08/15/18                                                                         1
         2   9.500% 08/15/20                                                                          3
         2   9.500% 12/15/20                                                                          2
         3   9.500% 12/15/20                                                                          3
                                                                                                 ------
                                                                                                    345
                                                                                                 ------

             TOTAL MORTGAGE-BACKED SECURITIES
                (Cost $25,654)                                                                   25,080
                                                                                                 ------

             SOVEREIGN GOVERNMENT BONDS AND NOTES - 2.5%
     2,023   Hellenic Republic,                                                                   2,222
             6.950% 03/04/08
     1,225   Korea Development Bank,                                                              1,290
             7.250% 05/15/06
         5   Korea Development Bank,                                                                  5
             5.250% 11/16/06
       404   Ontario (Province of),                                                                 414
             7.000% 08/04/05
     3,188   Quebec (Province of),                                                                3,510
             6.125% 01/22/11
       872   Republic of Chile,                                                                     916
             5.500% 01/15/13
     1,163   Republic of Italy,                                                                   1,153
             2.750% 12/15/06
       969   Republic of South Africa,                                                            1,061
             6.500% 06/02/14
     3,001   United Mexican States,                                                               3,525
             8.375% 01/14/11
     2,926   United Mexican States,                                                               3,116
             6.375% 01/16/13                                                                     ------

             TOTAL SOVEREIGN GOVERNMENT BONDS AND NOTES
                (Cost $16,459)                                                                   17,212
                                                                                                 ------

             U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.2%
             FEDERAL FARM CREDIT BANK (FFCB) - 0.5%
     3,624   2.500% 03/15/06                                                                      3,600
                                                                                                 ------
             FEDERAL HOME LOAN BANK (FHLB) - 1.6%
     5,500   3.250% 08/15/05                                                                      5,515
     1,800   3.625% 11/14/08                                                                      1,795
     3,500   3.875% 06/14/13                                                                      3,378
                                                                                                 ------
                                                                                                 10,688
                                                                                                 ------

             FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 1.5%
     3,749   3.875% 02/15/05                                                                      3,754
     1,437   2.375% 04/15/06                                                                      1,424
     1,750   5.750% 03/15/09                                                                      1,886
     2,136   6.625% 09/15/09                                                                      2,389
       700   4.500% 01/15/13                                                                        706
                                                                                                 ------
                                                                                                 10,159
                                                                                                 ------

             FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 4.6%
     3,949   2.875% 10/15/05 (a)                                                                  3,949
     5,389   5.250% 06/15/06                                                                      5,548
     2,082   2.625% 11/15/06                                                                      2,059
    15,386   5.250% 01/15/09                                                                     16,244
     2,095   4.375% 09/15/12                                                                      2,096
     1,500   4.125% 04/15/14 (a)                                                                  1,454
                                                                                                 ------
                                                                                                 31,350
                                                                                                 ------

             TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
                (Cost $55,654)                                                                   55,797
                                                                                                 ------

             U.S. TREASURY OBLIGATIONS - 25.9%
             U.S. TREASURY BONDS - 0.1%
       274   4.250% 11/15/14 (a)                                                                    275
                                                                                                 ------
             U.S. TREASURY NOTES - 21.3%

     5,350   1.250% 05/31/05 (a)                                                                   5,325
    15,000   1.875% 11/30/05                                                                      14,883
    16,000   2.000% 05/15/06                                                                      15,811
     7,000   4.625% 05/15/06                                                                       7,161
     2,000   2.750% 06/30/06                                                                       1,995
     2,500   2.375% 08/15/06                                                                       2,476
       860   2.500% 10/31/06                                                                         852
     1,000   3.125% 05/15/07                                                                         999
     7,044   2.750% 08/15/07 (a)                                                                   6,967
     5,100   3.250% 01/15/09                                                                       5,056
     5,500   3.000% 02/15/09 (a)                                                                   5,399
    10,000   3.125% 04/15/09                                                                       9,848
     5,200   3.875% 05/15/09 (a)                                                                   5,277
     8,000   3.375% 10/15/09 (a)                                                                   7,921
    34,000   6.500% 02/15/10                                                                      38,493
     7,000   4.250% 08/15/13                                                                       7,055
     3,200   4.000% 02/15/14                                                                       3,156
     4,000   4.750% 05/15/14                                                                       4,168
     1,895   4.250% 08/15/14 (a)                                                                   1,899
                                                                                                 -------
                                                                                                 144,741
                                                                                                 -------

             U.S. TREASURY STRIPS - 4.5%
     4,000   Interest only,                                                                        3,848
             2.840%*** 05/15/06
     7,000   Principal only,                                                                       6,941
             2.310%*** 05/15/05 (a)
    20,000   Principal only,                                                                      17,509
             3.490%*** 11/15/08
     3,500   TIGR Receipts,                                                                        2,488
             4.240%*** 02/15/13                                                                  -------
                                                                                                  30,786
                                                                                                 -------

             TOTAL U.S. TREASURY OBLIGATIONS
                (Cost $175,901)                                                                  175,802
                                                                                                 -------

  Shares
  (000)
---------
             AFFILIATED INVESTMENT COMPANIES - 7.2%
   49,167    Nations Cash Reserves, Capital Class Shares#                                          49,167
   ------                                                                                        --------
             TOTAL AFFILIATED INVESTMENT COMPANIES
                (Cost $49,167)                                                                     49,167
                                                                                                 --------

             TOTAL INVESTMENTS
                (Cost $709,399*)                                                      105.4%      716,898
                                                                                                 --------

             TOTAL OTHER ASSETS AND LIABILITIES (NET)                                  (5.4)%     (37,049)
                                                                                                 --------

             NET ASSETS                                                               100.0%     $679,849
                                                                                                 ========

----------
Securities valuation: Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt security prices provided by the pricing service may be based on a matrix pricing system, which considers such factors as security prices, yields and maturities on comparable securities. Certain securities may be valued based upon quotes provided by one or more principal market makers. Securities, including options and futures contracts, traded on a recognized exchange are generally valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on Nasdaq are generally valued at the Nasdaq official closing price. Securities which are primarily traded on foreign securities exchanges are generally valued at the last available sale price on their respective exchanges where primarily traded. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other

Nations Funds are valued at their net asset value as determined by the applicable Nations Funds' prospectus.

*    Cost for federal income tax purposes is $709,399.

Unrealized appreciation and depreciation at December 31, 2004, based on cost of investments for federal income tax purposes was:

 Unrealized     Unrealized    Net Unrealized
Appreciation   Depreciation    Appreciation
------------   ------------   --------------
   11,288          3,789           7,499

** Variable rate note. The interest rate shown reflects the rate in effect at December 31, 2004. *** Zero coupon security. The rate shown reflects the yield to maturity at December 31, 2004.

@ Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. + Amount represents less than 0.1%.

# Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity. The portion that represents cash collateral is $45,875.

## All or a portion of security segregated as collateral for futures contracts.

(a) All or portion of security was on loan at December 31, 2004. The aggregate cost and market value of securities on loan at December 31, 2004, is $44,891 and $44,600, respectively.

At December 31, 2004, the Fund held the following open futures contracts:

                                     AGGREGATE                 UNREALIZED
                            VALUE   FACE VALUE   EXPIRATION   APPRECIATION
TYPE            CONTRACTS   (000)      (000)        DATE          (000)
-------------   ---------   -----   ----------   ----------   ------------
U.S. 10 Year
Treasury Note
Futures (long
position)           27      2,987      3,022     March-2005        $35
                                                                   ---

ABBREVIATIONS:
MTN - Medium Term Note
Ltd. - Limited

NATIONS MASTER INVESTMENT TRUST
HIGH YIELD PORTFOLIO
SCHEDULE OF INVESTMENTS                            DECEMBER 31, 2004 (UNAUDITED)

PRINCIPAL
  AMOUNT                                                             VALUE
  (000)                                                              (000)
---------                                                           ------
            CORPORATE BONDS AND NOTES - 76.2%
            AEROSPACE AND DEFENSE - 1.1%
   $  750   BE Aerospace, Inc., Series B,                           $  784
            8.875% 05/01/11                                         ------


            AIRLINES - 1.2%
      500   Continental Airlines, Inc., Series D,                      410
            7.568% 12/01/06
      500   Northwest Airlines Inc.,                                   452
            9.875% 03/15/07                                         ------

                                                                       862
                                                                    ------

            APPAREL AND TEXTILES - 1.8%
    1,000   Levi Strauss & Company,                                  1,112
            12.250% 12/15/12
      210   Phillips-Van Heusen Corporation,                           228
            8.125% 05/01/13                                         ------

                                                                     1,340
                                                                    ------

            AUTOMOTIVE - 3.0%
      500   Asbury Automotive Group Inc.,                              495
            8.000% 03/15/14
      135   Cooper Standard Auto,                                      135
            8.375% 12/15/14@
      500   Dura Operating Corporation, Series B,                      520
            8.625% 04/15/12
    1,000   Goodyear Tire & Rubber Company,                          1,015
            7.857% 08/15/11                                         ------

                                                                     2,165
                                                                    ------

            BROADCASTING AND CABLE - 5.5%
    1,165   Charter Communications Holdings LLC,                       993
            9.920% 04/01/11
    1,200   CSC Holdings Inc.,                                       1,236
            6.750% 04/15/12@
      200   Directv Holdings LLC,                                      224
            8.375% 03/15/13
      500   Granite Broadcasting Corporation,                          478
            9.750% 12/01/10
      500   Paxson Communications Corporation,                         525
            10.750% 07/15/08
      500   Sinclair Broadcast Group, Inc.,                            544
            8.750% 12/15/11                                         ------

                                                                     4,000
                                                                    ------

            BUILDING MATERIALS - 2.3%
      260   Acih Inc.,                                                 188
            0.000%*** 12/15/12@
    1,500   Building Materials Corporation of America, Series B,     1,526
            7.750% 07/15/05                                         ------

                                                                     1,714
                                                                    ------

            CHEMICALS - BASIC - 1.2%
       40   Aventine Renewable Energy,                                  40
            8.501%** 12/15/11@
      750   Lyondell Chemical Company, Series A,                       825
            9.625% 05/01/07                                         ------

                                                                       865
                                                                    ------

            CHEMICALS - SPECIALTY - 2.2%
      500   Equistar Chemicals, LP,                                    580

            10.625% 05/01/11
    1,600   Huntsman International Holdings LLC,                       896
            0.000% 12/31/09***
      110   Huntsman International LLC,                                110
            7.375% 01/01/15@                                         -----

                                                                     1,586
                                                                     -----

            COMMERCIAL SERVICES - 6.6%
      700   Allied Waste North America Inc.,                           718
            7.875% 04/15/13
    1,157   Allied Waste North America Inc., Series B,               1,214
            10.000% 08/01/09
    1,818   Browning-Ferris Industries, Inc.,                        1,849
             7.875% 03/15/05
    1,000   Language Line Inc.,                                      1,060
            11.125% 06/15/12                                         -----

                                                                     4,841
                                                                     -----

            COMPUTERS AND OFFICE EQUIPMENT - 1.6%
    1,112   Unisys Corporation,                                      1,140
            7.875% 04/01/08                                          -----


            CONSTRUCTION - 2.8%
    1,959   Toll Corporation,                                        2,037
            8.000% 05/01/09                                          -----


            CONSUMER SERVICES - 2.3%
      400   Amscan Holdings, Inc.,                                     400
            8.750% 05/01/14
      200   Finlay Fine Jewelry Corporation,                           216
            8.375% 06/01/12
      200   Jostens IH Corporation,                                    208
            7.625% 10/01/12@
      500   NationsRent Inc.,                                          560
            9.500% 10/15/10
      290   Service Corporation International,                         313
            7.700% 04/15/09                                          -----

                                                                     1,697
                                                                     -----

            DEPARTMENT AND DISCOUNT STORES - 0.3%
      215   Saks Inc.,                                                 220
            7.000% 12/01/13                                          -----


            DIVERSIFIED MANUFACTURING - 4.7%
      500   Coleman Cable Inc.,                                        531
            9.875% 10/01/12@
      475   Fastentech Inc.,                                           546
            12.500% 05/01/11@
      500   Koppers Inc.,                                              570
            9.875% 10/15/13
      750   Mueller Holdings Inc., (0.000)%*** due 4/15/14             514
            14.750% beginning 4/15/09,
            0.000% 04/15/14
    1,000   TriMas Corporation,                                      1,060
            9.875% 06/15/12
      200   WII Components, Inc.,                                      200
            10.000% 02/15/12                                         -----

                                                                     3,421
                                                                     -----

            ELECTRIC POWER - NON NUCLEAR - 5.5%
      400   Calpine Corporation,                                       343
            8.500% 07/15/10@
      410   Calpine Generating Corporation,                            401
            11.050% 04/01/11
      500   Edison Mission Energy,                                     593
            9.875% 04/15/11
      700   Orion Power Holdings, Inc.,                                889

             12.000% 05/01/10
       500   PSEG Energy Holdings, Inc.,                               549
             8.625% 02/15/08
       150   Texco Genco LLC,                                          155
             6.875% 12/15/14@
     1,021   Midland Funding II, Series A,                           1,060
             11.750% 07/23/05                                      -------

                                                                     3,990
                                                                   -------

             EXPLORATION AND PRODUCTION - 3.1%
       125   Chesapeake Energy Corporation,                            137
             7.500% 06/15/14
     2,000   El Paso Production Holding Company,                     2,095
             7.750% 06/01/13                                       -------

                                                                     2,232
                                                                   -------

             FINANCE - MISCELLANEOUS - 0.9%
       200   Dollar Financial Group Inc.,                              217
             9.750% 11/15/11
       400   LaBranche & Company Inc.,                                 430
             11.000% 05/15/12                                      -------

                                                                       647
                                                                   -------

             FOOD AND DRUG STORES - 0.6%
       400   Stater Brothers Holdings Inc.,                            423
             8.125% 06/15/12                                       -------


             FOOD PRODUCTS - 1.7%
        55   Dole Food Company, Inc.,                                   60
             8.625% 05/01/09
       300   Merisant Company,                                         267
             9.750% 07/15/13@
       400   Pinnacle Foods Group, Inc.,                               381
             8.250% 12/01/13@
       505   United Agri Products,                                     542
             8.750% 12/15/11@                                      -------

                                                                     1,250
                                                                   -------

             HEALTH SERVICES - 5.0%
       500   Insight Health Services Corporation, Series B,            505
             9.875% 11/01/11
     1,000   Medquest Inc., Series B,                                1,175
             11.875% 08/15/12
       750   Tenet Healthcare Corporation,                             817
             9.875% 07/01/14@
       500   United Surgical Partners International, Inc.,             570
             10.000% 12/15/11
       500   US Oncology, Inc.,                                        559
             9.000% 08/15/12@                                      -------

                                                                     3,626
                                                                   -------

             HOUSEHOLD PRODUCTS - 0.4%
       300   Playtex Products, Inc.,                                   320
             9.375% 06/01/11                                       -------


             LODGING AND RECREATION - 6.0%
       500   AMF Bowling Worldwide, Inc.,                              534
             10.000% 03/01/10
       200   Hard Rock Hotel Inc.,                                     221
             8.875% 06/01/13
     1,522   Host Marriott Corporation, Series B,                    1,565
             7.875% 08/01/08
       500   MGM Mirage,                                               526
             6.750% 09/01/12
       200   River Rock Entertainment,                                 224
             9.750% 11/01/11
       245   Seneca Gaming Corporation,                                258
             7.250% 05/01/12

       445   Six Flags, Inc.,                                          447
             9.625% 06/01/14
       135   Virgin River Casino Corporation,                          140
             9.000% 01/15/12@
       500   Wynn Las Vegas LLC,                                       495
             6.625% 12/01/14@                                      -------

                                                                     4,410
                                                                   -------

             METALS AND MINING - 0.4%
       300   Wise Metals Group LLC,                                    303
             10.250% 05/15/12                                      -------


             NATURAL GAS PIPELINES - 1.9%
       750   Dynegy Holdings Inc.,                                     838
             9.875% 07/15/10@
       500   Williams Companies, Inc.,                                 578
             8.125% 03/15/12                                       -------

                                                                     1,416
                                                                   -------

             OILFIELD SERVICES - 0.2%
       160   Pride International, Inc.,                                175
             7.375% 07/15/14                                       -------


             PAPER AND FOREST PRODUCTS - 1.1%
       891   Scotia Pacific Company LLC, Series B,                     775
             7.110% 01/20/14                                       -------


             PUBLISHING AND ADVERTISING - 3.7%
     1,000   Dex Media East LLC,                                     1,138
             9.875% 11/15/09
       400   Dex Media, Inc., (0.000) % due 11/15/13                   314
             9.000% beginning 11/15/08,
             0.000% 11/15/13
       300   Primedia Inc.,                                            317
             8.875% 05/15/11
       500   Vertis Inc., Series B,                                    543
             10.875% 06/15/09
       400   Warner Music Group,                                       410
             7.375% 04/15/14@                                      -------

                                                                     2,722
                                                                   -------

             REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.1%
       750   Thornburg Mortgage, Inc.,                                 797
             8.000% 05/15/13                                       -------


             RESTAURANTS - 0.2%
       130   Landry's Restaurants, Inc.,                               129
             7.500% 12/15/14@                                      -------


             SEMICONDUCTORS - 0.6%
       400   Amkor Technology, Inc.,                                   409
             9.250% 02/15/08                                       -------


             TELECOMMUNICATIONS SERVICES - 7.2%
       500   American Cellular Corporation, Series B,                  429
             10.000% 08/01/11
       500   Cincinnati Bell Inc.,                                     506
             8.375% 01/15/14
       500   Dobson Cellular Systems, Inc.,                            516
             8.375% 11/01/11@
       500   Horizon PCS, Inc.,                                        560
             11.375% 07/15/12@
       600   Nextel Communications, Inc.,                              659
             7.375% 08/01/15

       200   Panamsat Holding Corporation,                             138
             .000% 11/01/14@
     1,000   Qwest Services Corporation,                             1,202
             14.000%** 12/15/10@
       500   Rural Cellular Corporation,                               529
             8.250% 03/15/12
       400   Securus Technologies, Inc.,                               400
             11.000% 09/01/11@
       295   Time Warner Telecom LLC,                                  299
             9.750% 07/15/08                                       -------


                                                                     5,238
                                                                   -------

             TOTAL CORPORATE BONDS AND NOTES
                (Cost $55,057)                                      55,534
                                                                   -------

             FOREIGN BONDS AND NOTES - 10.2%
             BROADCASTING AND CABLE - 0.8%
       500   Quebecor Media Inc.,                                      571
             11.125% 07/15/11                                      -------


             DIVERSIFIED ELECTRONICS - 0.7%
       500   Flextronics International Ltd.,                           495
             6.250% 11/15/14@                                      -------


             DIVERSIFIED MANUFACTURING - 0.7%
       420   Bombardier Recreational Products Inc.,                    449
             8.375% 12/15/13
        90   Maax Corporation,                                          95
             9.750% 06/15/12@                                      -------

                                                                       544
                                                                   -------

             EXPLORATION AND PRODUCTION - 0.8%
       500   Compton Petroleum Corporation,                            553
             9.900% 05/15/09                                       -------


             METALS AND MINING - 0.2%
       155   Hudbay Mining & Smelting Company,                         152
             9.625% 01/15/12@                                      -------


             OILFIELD SERVICES - 1.5%
       500   CHC Helicopter Corporation,                               528
             7.375% 05/01/14
       500   J. Ray McDermott, S.A.,                                   558
             11.000% 12/15/13@                                     -------

                                                                     1,086
                                                                   -------

             PACKAGING AND CONTAINERS - 0.6%
       400   Crown Euro Holdings S.A.,                                 473
             10.875% 03/01/13                                      -------


             PAPER AND FOREST PRODUCTS - 0.4%
       200   Norske Skog Canada Ltd., Series D,                        215
             8.625% 06/15/11

        90   Tembec Industries, Inc.,                                   90
             8.500% 02/01/11                                       -------

                                                                       305
                                                                   -------

             PUBLISHING AND ADVERTISING - 0.8%
       500   Hollinger Inc.,                                           590
             12.875%** 03/01/11@                                   -------


             RAILROADS, TRUCKING AND SHIPPING - 2.3%
       700   Ship Finance International Ltd.,                          721
             8.500% 12/15/13
     1,000   Stena AB,                                                 989
             7.000% 12/01/16@                                      -------

                                                                     1,710
                                                                   -------

             TELECOMMUNICATIONS SERVICES - 1.4%
       250   Axtel S.A.,                                               269
             11.000% 12/15/13
       600   Rogers Cantel Inc.,                                       717
             9.750% 06/01/16                                       -------

                                                                       986
                                                                   -------

             TOTAL FOREIGN BONDS AND NOTES
                (Cost $7,426)                                        7,465
                                                                   -------

             BANK LOANS - 0.8%
             FINANCE - MISCELLANEOUS - 0.8%
       545   Qwest Bank Loan Tranche,                                  566
             7.390% 06/30/07                                       -------


             TOTAL MORTGAGE-BACKED SECURITIES
                (Cost $541)                                            566
                                                                   -------

             WARRANTS - 0.0%+
         2   Solutia Inc., Expire 07/15/09=                              0++
                                                                   -------
                (Cost $0++)

             AFFILIATED INVESTMENT COMPANIES - 12.0%
     8,749   Nations Cash Reserves, Capital Class Shares#            8,749
                                                                   -------

             TOTAL AFFILIATED INVESTMENT COMPANIES
                (Cost $8,749)                                        8,749
                                                                   -------

             TOTAL INVESTMENTS
                (Cost $71,773*)                            99.2%    72,314
                                                                   -------

             OTHER ASSETS AND LIABILITIES (NET)             0.8%       617
                                                                   -------

             NET ASSETS                                   100.0%   $72,931
                                                                   =======

----------
Securities valuation: Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt security prices provided by the pricing service may be based on a matrix pricing system, which considers such factors as security prices, yields and maturities on comparable securities. Certain securities may be valued based upon quotes provided by one or more principal market makers. Securities, including options and futures contracts, traded on a recognized exchange are generally valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on Nasdaq are generally valued at the Nasdaq official closing price. Securities which are primarily traded on foreign securities exchanges are generally valued at the last available sale price on their respective exchanges where primarily traded. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds' prospectus.

*    Cost for federal income tax purposes is $71,773.

Unrealized appreciation and depreciation at December 31, 2004, based on cost of investments for federal income tax purposes was:

 Unrealized     Unrealized    Net Unrealized
Appreciation   Depreciation    Appreciation
------------   ------------   --------------
   751              210            541

** Variable rate note. The interest rate shown reflects the rate in effect at December 31, 2004.

*** Zero coupon security. The rate shown reflects the yield to maturity at December 31, 2004.

=    Non-income producing security.

@ Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

+    Amount represents less than 0.1%.

++   Amount represents less than $500.

# Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

     (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Nations Master Investment Trust
             ----------------------------------------------------

By (Signature and Title)  /s/ Christopher L. Wilson
                         -----------------------------------------------------
                         Christopher L. Wilson, President


Date: March 1, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Christopher L. Wilson
                         -----------------------------------------------------
                         Christopher L. Wilson, President

By (Signature and Title)   /s/ J. Kevin Connaughton
                         -----------------------------------------------------
                         J. Kevin Connaughton, Treasurer

Date: March 1, 2005